iShares Goldman Sachs Series

iShares MSCI Series




SEMI-ANNUAL REPORT
January 31, 2002









i|Shares                                                 The way you invest now.
  -------------------------                                         Only better.
  BARCLAYS GLOBAL INVESTORS

TABLE OF CONTENTS

Shareholder Letter...............................................    1
Market Overview..................................................    3
Managers' Discussion & Analysis..................................    4
Schedules of Investments.........................................   16
   iShares Goldman Sachs Technology Index Fund...................   16
   iShares Goldman Sachs Networking Index Fund...................   19
   iShares Goldman Sachs Semiconductor Index Fund................   20
   iShares Goldman Sachs Software Index Fund.....................   21
   iShares Goldman Sachs Natural Resources Index Fund............   22
   iShares MSCI EAFE Index Fund..................................   24
Financial Statements.............................................   35
Financial Highlights.............................................   39
Notes to the Financial Statements................................   41

To Our Shareholders

The iShares Funds' semi-annual period ended January 31, 2002 was one of continued market volatility. Significant events during this period included:

- The Federal Reserve Board lowered short-term interest rates five times during the six-month period, bringing the federal funds rate to 1.75% and the discount rate to 1.25%.

- The terrorist attacks on September 11 that tragically took the lives of approximately 3,000 people and affected lives around the world also resulted in the U.S. equity markets remaining closed for four days, the longest period since World War I.

- On December 31, 2001, the unemployment rate stood at 5.8%, the highest since April 1995.

As you read through this report and review the performance of the iShares in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the iShares are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares as part of your long-term investment program. iShares offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iShares Funds                                                         March 2002



--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

Stock markets entered the six-month period ending January 31, 2002 amid the same familiar themes of corporate earnings warnings, layoffs, and weak economic indicators. In response to the bleak economic signs and weak markets, the Federal Reserve Board (the "Fed") continued its campaign to stimulate the sagging economy. After six rate cuts in the first six months of 2001, the Fed lowered short-term rates an additional five times during the reporting period. By January 31, 2002, the federal funds rate stood at 1.75%, its lowest level in 40 years.

Despite these actions, discouraging economic signs and poor earnings growth weighed on the markets for much of the six-month period. The terrorist attacks on U.S. soil on September 11 accelerated the broad market sell off. After remaining closed for four days following the attack, U.S. equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets declined sharply through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 Index and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987.

Certain market segments began to rally in the fourth quarter as third quarter economic figures were released, and several revealed positive news: inventories declined, factory orders climbed, housing starts increased, and consumer confidence rose. Although job losses remained high and third quarter GDP shrank, many investors found cause to be optimistic about a potential economic recovery in the New Year. In January, additional positive news helped to boost consumer confidence. Newly-released figures showed that fourth quarter 2001 GDP had grown 0.2%, ahead of the expected 1% decline expected by many analysts. By the end of January, the jobless rate declined to 5.6%, ending eight straight months of increases. The Fed left short-term rates unchanged at its January meeting, citing improvements in the economy while cautioning that weak profits and business investment still posed a significant risk.

Technology companies struggled in the weak economic environment. Global chip sales fell 4% in December, down 43% from December 2000. PC shipments slid 6.7% during the fourth quarter. However, because technology stocks had been among the hardest hit during the market declines earlier in the year, many investors projected that these companies' share prices would be among the first to benefit from a recovery. Renewed investor interest helped tech stocks to rise the most during the last few months of the reporting period.

The global slowdown that the United States participated in continued to take its toll in Europe and Asia during the period. In Europe, economies continued to slide, although authorities were reluctant to describe the condition as a recession. By year-end, Germany appeared to be approaching recession, with France and Italy close behind. In the UK, however, economic conditions were markedly better. Because the Bank of England had pursued a more proactive monetary policy, and fiscal policy was also loosened before the economic slowdown was fully appreciated, the UK ended the year with one of the strongest rates of growth of any of the major industrial countries. In Asia, Japan found itself in its fourth recession in a decade. The country has, in effect, been in a prolonged slump for the entire ten years, alleviated periodically by massive injections of government spending. Consequently, Japan now stands at a point where any additional government spending would threaten its international credit standing. Similarly, monetary easing has been overused to the point where nominal interest rates can no longer be cut. After another dismal year, Japan's main equity indices stood near a seventeen-year low by January 31.

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iShares Market Overview                                                   page 3

Managers' Discussion & Analysis

                   iShares Goldman Sachs Technology Index Fund
                            Performance as of 1/31/02

--------------------------------------------------------------------------------
                                  Total Returns
--------------------------------------------------------------------------------
                                                      Inception to 1/31/02
                                                      --------------------
                  Fund               Inception Date   Nav     Market    Index
                  ----               --------------   ---     ------    -----

iShares Goldman Sachs Technology
  Index Fund                             03/13/01   (11.21)%  (6.02)%  (10.84)%
--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Also, market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------

               Intel Corp.                                9.33%
               Microsoft Corp.                            8.34%
               International Business Machines Corp.      7.78%
               Cisco Systems Inc.                         6.31%
               AOL Time Warner Inc.                       4.87%
               Oracle Corp.                               4.17%
               Dell Computer Corp.                        3.12%
               Texas Instruments Inc.                     2.35%
               Hewlett-Packard Co.                        1.86%
               EMC Corp.                                  1.58%


The iShares Goldman Sachs Technology Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the "Index"). For the six-month period ending January 31, 2002 (the "reporting period"), the Fund declined 7.75%, and the Index declined 7.52%.

During the reporting period, the Federal Reserve Board (the "Fed") continued its campaign to bolster the sagging U.S. economy. Despite the Fed's efforts, however, earnings disappointments, weak economic indicators and job cuts continued through the third quarter, dragging down equity markets. Against this backdrop, the terrorist attacks on September 11 dealt the economic outlook and the markets a further blow. Toward year-end, however, markets seemed to respond to the Fed's efforts. Contributing to investor sentiment, many economic indicators revealed encouraging news. Factory orders grew as inventories declined, housing starts climbed, and consumer confidence rose.

--------------------------------------------------------------------------------
  page 4                                                               i|Shares

The technology sector, which had been hurt severely earlier in the year, benefited from signs of a possible recovery. Although renewed investor interest in these stocks was not sufficient to deliver positive Index returns for the period, it did help to mitigate the losses for many stocks in this sector.

Within the Index, top-weighting Intel Corp. (9.33% of the Index as of January 31, 2002) had the strongest performance, gaining 17.71% over the reporting period. Other positive contributors included International Business Machines Corp. (7.78% of the Index as of January 31, 2002), Cisco Systems Inc. (6.31% of the Index as of January 31, 2002), and Dell Computer Corp. (3.12% of the Index as of January 31, 2002), which gained 2.81%, 3.02%, and 2.08%, respectively. AOL Time Warner Inc. (4.87% of assets as of January 31, 2002) suffered the largest decline, falling 42.11%, while EMC Corp. (1.58% of the Index as of January 31), declined 16.84% over the reporting period.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 5

Managers' Discussion & Analysis


                  iShares Goldman Sachs Networking Index Fund
                           Performance as of 1/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------


                                                                             Inception to 1/31/02
                                                                         ----------------------------
                  Fund                                  Inception Date      NAV     Market     Index
                  ----                                  --------------   --------  --------  --------
iShares Goldman Sachs Networking Index Fund                 07/10/01     (18.50)%  (25.42)%  (17.63)%
-----------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Also, market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.



                             Top 10 Index Holdings
                             ---------------------

                 Cisco Systems Inc.                        9.39%
                 Lucent Technologies Inc.                  9.04%
                 Nortel Networks Corp.                     8.79%
                 Motorola Inc.                             7.43%
                 QUALCOMM Inc.                             7.23%
                 Agilent Technologies Inc.                 6.87%
                 JDS Uniphase Corp.                        4.03%
                 Amdocs Ltd.                               3.95%
                 Broadcom Corp. "A"                        3.87%
                 Corning Inc.                              3.70%


The Ishares Goldman Sachs Networking Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the "Index"). For the six-month period ending January 31, 2002 (the "reporting period"), the Fund declined 22.15%, while the Index declined 21.28%.

During the reporting period, the Federal Reserve Board (the "Fed") continued its campaign to bolster the sagging U.S. economy. Despite the Fed's efforts, however, earnings disappointments, weak economic indicators and job cuts continued through the third quarter, dragging down equity markets. Against this backdrop, the terrorist attacks on September 11 dealt the economic outlook and the markets a further blow. Toward year-end, however, markets seemed to respond to the Fed's efforts. Contributing to investor sentiment, many economic indicators revealed encouraging news. Factory orders grew as inventories declined, housing starts climbed, and consumer confidence rose.

--------------------------------------------------------------------------------
  page 6                                                                i|Shares

The technology sector bore the brunt of the market declines early in the reporting period. As hints of economic recovery surfaced, this group benefited from renewed investor interest. However, for most companies, the gains were not sufficient to offset earlier losses.

Within the Index's ten largest weightings, only two logged positive returns for the reporting period. Top Index weighting Cisco Systems Inc. (9.39% of the Index as of January 31, 2002) gained 3.02%, while Agilent Technologies Inc. (6.87% of the Index as of January 31, 2002) returned 6.08%. On the other side of the performance spectrum for the reporting period, companies suffering the largest losses included Corning Inc. (3.7% of the Index as of January 31, 2002), which declined 49.11%, QUALCOMM Inc. (7.23% of the Index as of January 31, 2002), which fell 30.33%, and Motorola Inc. (7.43% of the Index as of January 31, 2002), which lost 28.42%. JDS Uniphase Corp. (4.03% of the Index as of
January 31, 2002) and Amdocs Ltd. (3.95% of the Index as of January 31, 2002) also suffered large declines, falling 24.24% and 19.57%, respectively.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                 page 7

Managers' Discussion & Analysis


                 iShares Goldman Sachs Semiconductor Index Fund
                            Performance as of 1/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                           Inception to 1/31/02
                                                                         ------------------------
             Fund                                        Inception Date   NAV    Market    Index
             ----                                        --------------  ------  -------  -------
iShares Goldman Sachs Semiconductor Index Fund               07/10/01     5.71%   (4.56)%   5.90%
-------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Also, market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------

             Intel Corp.                                     8.99%
             Applied Materials Inc.                          8.88%
             Texas Instruments Inc.                          8.71%
             STMicroelectronics NV-NY Shares                 7.15%
             Motorola Inc.                                   6.88%
             Micron Technology Inc.                          5.16%
             Maxim Intergrated Products Inc.                 4.58%
             Analog Devices Inc.                             4.05%
             Xilinx Inc.                                     3.70%
             Linear Technology Corp.                         3.34%


The iShares Goldman Sachs Semiconductor Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the "Index"). For the six-month period ending January 31, 2002 (the "reporting period"), the Fund declined 6.13%, compared with a decline of 5.98% for the Index.

During most of the reporting period, the Federal Reserve Board (the "Fed") continued its campaign to revive the slowing economy. Despite the Fed's efforts, markets slumped as Corporate America delivered additional warnings of missed earnings targets and layoffs. By year-end, however, the effects of the monetary stimulus began to take hold. Newly released economic indicators revealed encouraging news: factory orders grew as inventories diminished, housing starts climbed, and consumer spending rebounded.


--------------------------------------------------------------------------------
  page 8                                                                i|Shares

For the technology sector, the economy continued to weigh on earnings levels. Even as economic indicators began to turn positive, figures for the technology sector remained weak. Although semiconductor chip sales rose in November, they fell in December, representing a decline of 43% since December 2000. However, investor optimism about economic recovery translated into renewed interest in technology companies, particularly those that were the hardest hit in previous months.

Within the Index, stocks delivered mixed results during the reporting period. Top weighting Intel Corp. (8.99% of the Index as of January 31, 2002) gained 17.71% for the reporting period. Maxim Integrated Products Inc. (4.58% of the Index as of January 31, 2002) and Xilinx Inc. (3.70% of the Index as of
January 31, 2002) also posted strong returns, rising 20.19% and 8.37%, respectively. However, Motorola Inc. (6.88% of the Index as of January 31, 2002) fell 28.42%, while Micron Technology Inc. (5.16% of the Index as of January 31,
2002) declined 19.64%. Texas Instruments Inc. (8.71% of the Index as of
January 31, 2002) also struggled during the reporting period, declining 9.40%.


--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                 page 9

Managers' Discussion & Analysis


                   iShares Goldman Sachs Software Index Fund
                           Performance as of 1/31/02

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------


                                                         Inception to 1/31/02
                                                      --------------------------
            Fund                      Inception Date    NAV     Market    Index
            ----                      --------------  -------  --------  -------
iShares Goldman Sachs Software
Index Fund                               07/10/01     (6.33)%  (12.31)%  (6.03)%
--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Also, market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


                             Top 10 Index Holdings
                             ---------------------

             Oracle Corp.                                    9.87%
             Computer Associates International Inc.          8.24%
             Microsoft Corp.                                 8.07%
             Veritas Software Corp.                          7.26%
             Siebel Systems Inc.                             6.96%
             PeopleSoft Inc.                                 4.19%
             Check Point Software Technologies Ltd.          3.75%
             Intuit Inc.                                     3.54%
             Amdocs Ltd.                                     3.43%
             Adobe Systems Inc.                              3.40%


The iShares Goldman Sachs Software Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the "Index"). For the six-month period ending January 31, 2002 (the "reporting period"), the Fund declined 4.70%, compared with a decline of 4.43% for the Index.

During the reporting period, the Federal Reserve Board (the "Fed") continued its campaign to bolster the sagging U.S. economy. Despite the Fed's efforts, however, earnings disappointments, weak economic indicators and job cuts continued through the third quarter, dragging down equity markets. Against this backdrop, the terrorist attack on September 11 dealt the economic outlook and the markets a further blow. Toward year-end, however, markets seemed to respond to the Fed's efforts. Contributing to investor sentiment, many economic indicators revealed encouraging news. Factory orders grew as inventories declined, housing starts climbed, and consumer confidence rose.


--------------------------------------------------------------------------------
  page 10                                                               i|Shares

The technology sector, which had been hurt severely earlier in the year, benefited from signs of a possible recovery. Although renewed investor interest in these stocks was not sufficient to deliver positive returns for the reporting period, it did help to mitigate the losses for many stocks in this sector.

Within the Index, performance was mixed over the reporting period. Intuit Inc. (3.54% of the Index as of January 31, 2002) posted the strongest returns, gaining 14.17%. Index holdings Computer Associates International Inc. (8.24% of the Index as of January 31, 2002), Veritas Software Corp. (7.26% of the Index as of January 31, 2002) and Siebel Systems Inc. (6.96% of the Index as of
January 31, 2002) also delivered positive returns, rising 0.05%, 0.33%, and 2.70%, respectively. On the negative side, PeopleSoft Inc. (4.19% of the Index as of January 31, 2002) fell 25.60% and Amdocs Ltd. (3.43% of the Index as of January 31, 2002) fell 19.57%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 11

Managers' Discussion & Analysis

               Ishares Goldman Sachs Natural Resources Index Fund
                            Performance as of 1/31/02

--------------------------------------------------------------------------------
                                  Total Returns
--------------------------------------------------------------------------------

                                                                               Inception To 1/31/02
                                                                             -------------------------
                  Fund                                        Inception Date    NAV    Market   Index
                  ----                                       --------------  -------  -------  -------
iShares Goldman Sachs Natural Resources Index Fund            10/22/01      (1.75)%   (4.31)%  (1.78)%
------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Also, market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------

              Exxon Mobile Corp.                          7.71%
              BP Amoco PLC ADR                            7.71%
              Royal Dutch Petroleum Co. - NY Shares       7.71%
              ChevronTexaco Corp.                         7.16%
              Schlumberger Ltd.                           4.45%
              Alcoa Inc.                                  4.17%
              Phillips Petroleum Co.                      3.05%
              International Paper Co.                     2.76%
              El Paso Corp.                               2.65%
              Conoco Inc.                                 2.41%


The iShares Goldman Sachs Natural Resources Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Goldman Sachs Natural Resources Index (the "Index"). For the period since the Fund's inception on October 22, 2001 through January 31, 2002 (the "reporting period"), the Fund declined 1.75%, compared to a decline of 1.78% for the Index.

The Fund's inception came at a time when market and economic conditions finally appeared to be improving, following four quarters of market downturns. Low interest rates, rising stock prices, and falling energy prices helped trigger a rebound in consumer confidence, which in turn appeared to move the economy closer to recovery. Other hints of economic recovery included low inflation, fewer jobless claims, declining inventories, and stabilizing manufacturing conditions. By January, news of a 0.2% fourth quarter GDP growth rate far surpassed the anticipated 1% decline anticipated by some analysts.

In November, crude oil prices reached a low of $17.50 per barrel, from a high of $32 per barrel earlier in the year. In an effort to stabilize oil prices, OPEC cut production, helping the price to settle at $20 per barrel by year end. Oil companies, which had suffered
--------------------------------------------------------------------------------
  page 12                                                               i|Shares
early in the year, responded to signs that oil prices may have hit bottom. Within the sector, the oil service and exploration companies rebounded the most. Suggestions of an economic recovery contributed to increased demand for raw materials during the quarter, and basic materials companies performed well.

Within the Index, oil service and exploration company Schlumberger Ltd. (4.45% of the Index as of January 31, 2002) logged the biggest gains since the Fund's inception, returning 17.41%. Basic materials companies International Paper Co. (2.76% of the Index as of January 31, 2002) and Alcoa Inc. (4.17% of the Index as of January 31, 2002) also did well, gaining 14.46% and 9.71%, respectively. By comparison, the large diversified oil companies generally failed to finish the period in positive territory. Exxon Mobil Corp., BP Amoco PLC, and Royal Dutch Petroleum (each at 7.71% of the Index as of January 31, 2002) declined 4.48%, 2.94%, and 1.28% since the Fund's inception, respectively.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 13

Managers' Discussion & Analysis

                          iShares MSCI EAFE Index Fund
                            Performance as of 1/31/02

--------------------------------------------------------------------------------
                                  Total Returns
--------------------------------------------------------------------------------

                                                              Inception To 1/31/02
                                                          ----------------------------
                  Fund                    Inception Date    NAV      Market    Index
                  ----                    --------------  --------  --------  --------
iShares MSCI EAFE Index Fund                  08/14/01    (11.23)%  (10.67)%  (11.30)%
--------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Also, market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

                             Top 10 Index Holdings
                             ---------------------

            BP Amoco PLC                            2.96%
            GlaxoSmithKline PLC                     2.53%
            Vodafone Group PLC                      2.49%
            Nokia OYJ                               1.85%
            Royal Dutch Petroleum Co.               1.79%
            HSBC Holdings PLC                       1.69%
            Novartis AG                             1.68%
            Total SA "B"                            1.51%
            Nestle SA                               1.46%
            AstraZeneca PLC                         1.37%

The iShares MSCI EAFE Index Fund seeks investment results that correspond to the performance, before fees and expenses, of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index. The MSCI EAFE Index measures the performance of equities in developed European and Asian markets. From the Fund's inception date on August 14, 2001, through January 31, 2002 (the "reporting period"), the Fund declined 11.23%, compared to a decline of 11.30% for the MSCI EAFE Index.

The markets of the MSCI EAFE Index were fairly weak as the reporting period began. As it became more apparent that the global economy was slowing, investors increasingly favored stocks considered relatively "defensive," such as consumer staples, utilities and financials. Conversely, information-technology and telecommunications stocks were among the Index's worst performers on a sector basis, as demand for technology and telecommunications products and services declined on a worldwide basis.

--------------------------------------------------------------------------------
  page 14                                                               i|Shares

Individual countries within the Index reflected these trends. In August 2001, for example, the best-performing country in the MSCI EAFE Index was Belgium, which is heavily concentrated in financials such as Fortis Group and Dexia and utilities such as Electrabel SA. Meanwhile, the worst performing country in the MSCI EAFE Index for August 2001 was Finland, which is dominated by the wireless-telephone maker Nokia OYJ.

The events of September 11 heightened the generally negative sentiment that weighed on EAFE markets through the late summer. The terrorist attacks on the United States drove down stocks in Europe and Asia, and fell especially hard on the shares of airlines, insurers and tourism-related companies.

Within weeks, however, many investors had become more optimistic about the prospects for a fairly quick economic recovery. The information-technology sector was a prime beneficiary of this newfound optimism; it was among the best-performing sectors in developed markets in both October and November 2001.

The Index's rally began to lose momentum in December. In January, the Index posted a loss, reflecting renewed concerns among investors about the economy. Worries about the extent of irregular accounting practices (a fallout of the Enron scandal) also had a negative impact on markets as the reporting period ended.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 15
iShares Goldman Sachs Technology Index Fund
Schedule of Investments
January 31, 2002 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 100.01%
---------------------------------------------------------------
Intel Corp.                                120,649  $ 4,227,541
Microsoft Corp./(1)/                        59,307    3,778,449
International Business Machines Corp.       32,684    3,526,277
Cisco Systems Inc./(1)/                    144,488    2,857,973
AOL Time Warner Inc./(1)/                   83,844    2,205,936
Oracle Corp./(1)/                          109,551    1,890,850
Dell Computer Corp./(1)/                    51,409    1,411,177
Texas Instruments Inc.                      34,106    1,064,448
Hewlett-Packard Co.                         38,204      844,690
EMC Corp./(1)/                              43,659      716,008
Applied Materials Inc./(1)/                 16,076      701,717
Sun Microsystems Inc./(1)/                  63,848      687,004
QUALCOMM Inc./(1)/                          15,077      665,348
Automatic Data Processing Inc.              12,143      655,722
First Data Corp.                             7,516      621,799
Electronic Data Systems Corp.                9,345      585,090
Motorola Inc.                               43,842      583,537
STMicroelectronics NV-NY Shares             17,616      551,557
Nortel Networks Corp.                       63,015      456,229
Lucent Technologies Inc.                    67,245      439,782
Compaq Computer Corp.                       33,364      412,045
Micron Technology Inc./(1)/                 11,816      398,790
Computer Associates International Inc.      11,359      391,431
Maxim Integrated Products Inc./(1)/          6,362      353,027
Veritas Software Corp./(1)/                  7,897      336,017
Siebel Systems Inc./(1)/                     9,099      322,014
eBay Inc./(1)/                               5,407      319,121
Analog Devices Inc./(1)/                     7,127      312,163
Concord EFS Inc./(1)/                        9,940      289,751
Xilinx Inc./(1)/                             6,576      285,070
Agilent Technologies Inc./(1)/               9,096      276,064
Paychex Inc.                                 7,372      270,552
Linear Technology Corp.                      6,237      258,025
Flextronics International Ltd./(1)/          9,580      212,676
KLA-Tencor Corp./(1)/                        3,636      208,270
PeopleSoft Inc./(1)/                         5,963      193,738
Yahoo! Inc./(1)/                            11,190      192,916
Altera Corp./(1)/                            7,573      190,234
NVIDIA Corp./(1)/                            2,860      188,016
Solectron Corp./(1)/                        15,859      185,871
ASM Lithography Holding NV "R"/(1)/          9,188      174,113
Check Point Software Technologies
  Ltd./(1)/                                  4,770      174,105
Accenture Ltd./(1/)                          6,736      173,654
Apple Computer Inc./(1)/                     6,894      170,420
SunGard Data Systems Inc./(1)/               5,495      164,795
Intuit Inc./(1)/                             4,189      164,418
Brocade Communications System Inc./(1)/      4,515      164,346
JDS Uniphase Corp./(1)/                     23,149      162,043
Amdocs Ltd./(1)/                             4,382      158,848
Celestica Inc./(1)/                          3,749      158,208
Adobe Systems Inc.                           4,670      157,379
Fiserv Inc./(1)/                             3,696      156,858
Broadcom Corp. "A"/(1)/                      3,646      154,846
Sanmina Corp./(1)/                          10,236      150,265
Computer Sciences Corp./(1)/                 3,341      148,675
Corning Inc.                                18,638      148,545
Electronic Arts Inc./(1)/                    2,710      143,820
Lexmark International Group Inc. "A"/(1)/    2,568      142,652
BEA Systems Inc./(1)/                        7,841      142,157
VeriSign Inc./(1)/                           4,601      141,987
Tellabs Inc./(1)/                            8,075      124,840
Novellus Systems Inc./(1)/                   2,835      121,083
LSI Logic Corp./(1)/                         7,231      119,890
Sabre Holdings Corp./(1)/                    2,644      118,134
Network Appliance Inc./(1)/                  6,506      116,783
Cadence Design Systems Inc./(1)/             4,829      114,447
Symantec Corp./(1)/                          1,373      108,000
Affiliated Computer Services Inc. "A"/(1)/   1,122      107,319
Convergys Corp./(1)/                         3,382      107,176
Advanced Micro Devices Inc./(1)/             6,674      107,118
Amazon.com Inc./(1)/                         7,317      103,828
Teradyne Inc./(1)/                           3,459      103,286
DST Systems Inc./(1)/                        2,357      102,954
Compuware Corp./(1)/                         7,335       99,756
Microchip Technology Inc./(1)/               2,639       99,464
National Semiconductor Corp./(1)/            3,470       97,889
Juniper Networks Inc./(1)/                   6,342       97,159
CDW Computer Centers Inc./(1)/               1,685       93,315
Marvell Technology Group Ltd./(1)/           2,294       92,081
Jabil Circuit Inc./(1)/                      3,899       90,457
QLogic Corp./(1)/                            1,842       90,129
Rational Software Corp./(1)/                 3,837       90,093
BMC Software Inc./(1)/                       4,798       84,781
Ciena Corp./(1)/                             6,452       81,940
Network Associates Inc./(1)/                 2,717       81,483
Scientific-Atlanta Inc.                      3,071       81,320
L-3 Communications Holdings Inc./(1)/          770       78,940
Unisys Corp./(1)/                            6,266       78,325
PMC - Sierra Inc./(1)/                       3,253       77,649
Comverse Technology Inc./(1)/                3,632       77,616

--------------------------------------------------------------------------------
  page 16                                                               i|Shares
iShares Goldman Sachs Technology Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
ADC Telecommunications Inc./(1)/            15,616  $    76,206
Emulex Corp./(1)/                            1,609       74,030
Agere Systems Inc./(1)/                     14,316       73,298
Bisys Group Inc./(1)/                        1,164       71,668
PerkinElmer Inc.                             2,423       71,479
Atmel Corp./(1)/                             9,183       70,709
Symbol Technologies Inc.                     4,514       69,967
AVX Corp.                                    3,427       68,060
Conexant Systems Inc./(1)/                   5,022       65,487
ChoicePoint Inc./(1)/                        1,241       65,277
Citrix Systems Inc./(1)/                     3,688       63,618
Integrated Device Technology Inc./(1)/       2,062       62,994
TIBCO Software Inc./(1)/                     3,922       62,791
Polycom Inc./(1)/                            1,784       62,404
Mercury Interactive Corp./(1)/               1,627       62,021
i2 Technologies Inc./(1)/                    8,291       61,602
Avnet Inc.                                   2,311       61,588
ATI Technologies Inc./(1)/                   4,500       61,380
Arrow Electronics Inc./(1)/                  1,971       60,628
Synopsys Inc./(1)/                           1,164       60,388
Applied Micro Circuits Corp./(1)/            5,888       59,881
RF Micro Devices Inc./(1)/                   3,250       59,508
American Power Conversion Corp./(1)/         3,862       58,664
Amkor Technology Inc./(1)/                   3,183       57,390
Expedia Inc. "A"/(1)/                        1,016       57,201
Lam Research Corp./(1)/                      2,455       57,103
UTStarcom Inc./(1)/                          2,112       54,743
Intersil Holding Corp./(1)/                  1,789       53,169
Vishay Intertechnology Inc./(1)/             2,833       52,722
Ceridian Corp./(1)/                          2,889       51,915
Fairchild Semiconductor Corp. "A"/(1)/       1,951       51,487
Cypress Semiconductor Corp./(1)/             2,365       51,462
KPMG Consulting Inc./(1)/                    3,095       51,377
International Rectifier Corp./(1)/           1,232       51,301
Storage Technology Corp./(1)/                2,073       50,726
Vitesse Semiconductor Corp./(1)/             3,946       49,601
Ticketmaster "B"/(1)/                        1,923       48,613
Avaya Inc./(1)/                              5,652       48,607
Lattice Semiconductor Corp./(1)/             2,158       48,210
Semtech Corp./(1)/                           1,390       48,108
Certegy Inc./(1)/                            1,364       47,317
Finisar Corp./(1)/                           3,862       45,456
Harris Corp.                                 1,290       45,137
Autodesk Inc.                                1,091       44,731
Cognos Inc./(1)/                             1,680       44,285
Tektronix Inc./(1)/                          1,784       43,672
Micrel Inc./(1)/                             1,824       43,046
Enterasys Networks Inc./(1)/                 3,834       42,251
Quest Software Inc./(1)/                     1,755       41,822
Palm Inc./(1)/                              11,170       41,776
Overture Services Inc./(1/                   1,138       41,628
3Com Corp./(1)/                              6,850       40,963
McDATA Corporation "A"/(1)/                  1,592       39,482
National Instruments Corp./(1)/              1,018       39,336
Riverstone Networks Inc./(1)/                2,292       39,124
Research in Motion Ltd./(1)/                 1,527       39,106
Internet Security Systems Inc./(1)/            944       38,629
Amphenol Corp. "A"/(1)/                        835       38,410
CSG Systems International Inc./(1)/          1,033       38,335
Reynolds & Reynolds Co. "A"                  1,420       37,914
Jack Henry & Associates Inc.                 1,719       37,440
Novell Inc./(1)/                             7,155       37,421
Adaptec Inc./(1)/                            2,091       37,115
Advent Software Inc./(1)/                      674       36,362
Parametric Technology Corp./(1)/             5,173       35,590
Sybase Inc./(1)/                             1,946       35,242
Edwards (J.D.) & Co./(1)/                    2,265       35,198
Perot Systems Corp. "A"/(1)/                 1,951       34,143
Gateway Inc./(1)/                            6,362       33,146
Cerner Corp./(1)/                              684       33,106
NetIQ Corp./(1)/                             1,069       32,070
West Corp./(1)/                              1,267       31,713
Pixar Inc./(1)/                                971       31,538
Integrated Circuit Systems Inc./(1)/         1,302       31,443
Extreme Networks Inc./(1)/                   2,255       31,435
Maxtor Corp./(1)/                            4,744       31,310
Macrovision Corp./(1)/                       1,016       30,886
Mentor Graphics Corp./(1)/                   1,238       30,467
KEMET Corp./(1)/                             1,686       30,348
Peregrine Systems Inc./(1)/                  3,758       30,026
DoubleClick Inc./(1)/                        2,635       29,749
Silicon Laboratories Inc./(1)/                 961       29,599
Cirrus Logic Inc./(1)/                       1,559       29,434
Quantum DLT & Storage Group/(1)/             3,065       29,148
Titan Corp. (The)/(1)/                       1,302       29,087
Andrew Corp./(1)/                            1,595       28,694
TriQuint Semiconductor Inc./(1)/             2,564       28,230
Advanced Fibre Communications Inc./(1)/      1,624       28,176
Ingram Micro Inc. "A"/(1)/                   1,554       27,972
Priceline.com Inc./(1)/                      4,439       27,966

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 17
iShares Goldman Sachs Technology Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Wind River Systems Inc./(1)/                 1,528  $    27,535
Red Hat Inc./(1)/                            3,374       27,397
Cree Inc./(1)/                               1,430       27,370
Keane Inc./(1/)                              1,487       27,212
EarthLink Inc./(1)/                          2,851       27,170
Activision Inc./(1)/                         1,023       26,884
Axcelis Technologies Inc./(1)/               1,909       26,230
Sycamore Networks Inc./(1)/                  5,391       25,392
Genesis Microchip Inc./(1)/                    419       25,337
Fair Isaac and Co. Inc.                        441       25,186
CheckFree Corp./(1)/                         1,737       25,169
Ariba Inc./(1)/                              5,085       24,662
Acxiom Corp./(1)/                            1,720       24,149
Retek Inc./(1)/                                988       23,860
Manugistics Group Inc./(1)/                  1,357       23,680
GlobespanVirata Inc./(1)/                    1,446       23,483
Ascential Software Corp./(1)/                5,085       23,035
webMethods Inc./(1)/                           974       22,986
Powerwave Technologies Inc./(1)/             1,238       22,829
Openwave Systems Inc./(1)/                   3,446       22,296
THQ Inc./(1)/                                  492       22,160
Macromedia Inc./(1)/                         1,161       20,677
RealNetworks Inc./(1)/                       3,174       20,663
SanDisk Corp./(1)/                           1,340       20,649
Informatica Corp./(1)/                       1,551       19,620
Exult Inc./(1)/                              2,018       19,534
Plexus Corp./(1)/                              789       19,212
Foundry Networks Inc./(1)/                   2,346       18,111
Vignette Corp./(1)/                          4,835       17,986
Tekelec/(1)/                                 1,196       16,959
Newport Corp.                                  712       16,846
CNET Networks Inc./(1)/                      2,745       16,607
Sonus Networks Inc./(1)/                     4,003       16,292
Micromuse Inc./(1)/                          1,445       15,736
ONI Systems Inc./(1)/                        2,775       15,734
Inktomi Corp./(1)/                           2,544       15,188
Redback Networks Inc./(1)/                   3,150       15,183
Handspring Inc./(1)/                         2,605       14,770
Interwoven Inc./(1)/                         2,057       14,728
Rambus Inc./(1)/                             1,989       14,281
Corvis Corp./(1)/                            7,102       14,275
Agile Software Corp./(1)/                      958       13,977
Sapient Corp./(1)/                           2,508       13,794
Commerce One Inc./(1)/                       5,640       12,746
BroadVision Inc./(1)/                        5,604       12,721
RSA Security Inc./(1)/                       1,124       12,600
InfoSpace Inc./(1)/                          6,005       12,430
E.piphany Inc./(1)/                          1,387       12,136
CMGI Inc./(1)/                               6,917       11,482
StorageNetworks Inc./(1)/                    1,923        9,884
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $59,259,769)                                  45,319,014
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.71%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     961,673      961,673
Dreyfus Money Market Fund                  993,931      993,931
Goldman Sachs Financial Square Prime
  Obligation Fund                          420,619      420,619
Providian Temp Cash Money Market Fund      661,610      661,610
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,037,833)                                    3,037,833
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 106.72%
(Cost $62,297,602)                                   48,356,847
---------------------------------------------------------------

Other Assets, Less Liabilities -- (6.72%)            (3,043,124)
---------------------------------------------------------------

NET ASSETS -- 100.00%                               $45,313,723
===============================================================
/(1)/ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 18                                                               i|Shares
iShares Goldman Sachs Networking Index Fund
Schedule of Investments
January 31, 2002 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 100.04%
-----------------------------------------------------------------
Cisco Systems Inc./(1)/                      252,830  $ 5,000,977
Lucent Technologies Inc.                     737,206    4,821,327
Nortel Networks Corp.                        646,923    4,683,723
Motorola Inc.                                297,620    3,961,322
QUALCOMM Inc./(1)/                            87,361    3,855,241
Agilent Technologies Inc./(1)/               120,625    3,660,969
JDS Uniphase Corp./(1)/                      307,228    2,150,596
Amdocs Ltd./(1)/                              58,138    2,107,502
Broadcom Corp. "A"/(1)/                       48,604    2,064,212
Corning Inc.                                 247,461    1,972,264
Tellabs Inc./(1)/                            107,271    1,658,410
Juniper Networks Inc./(1)/                    84,569    1,295,597
Marvell Technology Group Ltd./(1)/            30,550    1,226,277
Ciena Corp./(1)/                              85,854    1,090,346
Scientific-Atlanta Inc.                       40,868    1,082,185
Comverse Technology Inc./(1)/                 48,705    1,040,826
PMC - Sierra Inc./(1)/                        43,200    1,031,184
ADC Telecommunications Inc./(1)/             207,251    1,011,385
Agere Systems Inc./(1)/                      190,332      974,500
Conexant Systems Inc./(1)/                    66,662      869,272
Polycom Inc./(1)/                             23,534      823,219
Applied Micro Circuits Corp./(1)/             78,002      793,280
Vitesse Semiconductor Corp./(1)/              52,262      656,933
Avaya Inc./(1)/                               75,086      645,740
Enterasys Networks Inc./(1)/                  50,721      558,945
3Com Corp./(1)/                               91,004      544,204
Riverstone Networks Inc./(1)/                 30,414      519,167
Research in Motion Ltd./(1)/                  20,132      515,581
Extreme Networks Inc./(1)/                    29,885      416,597
Advanced Fibre Communications Inc./(1)/       21,460      372,331
Sycamore Networks Inc./(1)/                   71,609      337,278
Openwave Systems Inc./(1)/                    45,498      294,372
Foundry Networks Inc./(1)/                    31,217      240,995
Sonus Networks Inc./(1)/                      53,395      217,318
Micromuse Inc./(1)/                           19,264      209,785
ONI Systems Inc./(1)/                         36,565      207,324
Redback Networks Inc./(1)/                    41,443      199,755
Corvis Corp./(1)/                             94,784      190,516
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $58,453,929)                                    53,301,455
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.26%
-----------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     2,786,840  $ 2,786,840
Dreyfus Money Market Fund                    924,120      924,120
Goldman Sachs Financial Square Prime
  Obligation Fund                            554,946      554,946
Providian Temp Cash Money Market Fund      1,201,356    1,201,356
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $5,467,262)                                      5,467,262
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 110.30%
(Cost $63,921,191)                                     58,768,717
-----------------------------------------------------------------

Other Assets, Less Liabilities -- (10.30%)             (5,486,013)
-----------------------------------------------------------------

NET ASSETS -- 100.00%                                 $53,282,704
=================================================================

/(1)/ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 19
iShares Goldman Sachs Semiconductor Index Fund
Schedule of Investments
January 31, 2002 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 100.00%
-----------------------------------------------------------------
Intel Corp.                                   53,386  $ 1,870,645
Applied Materials Inc./(1)/                   42,327    1,847,574
Texas Instruments Inc.                        58,118    1,813,863
STMicroelectronics NV-NY Shares               47,554    1,488,916
Motorola Inc.                                107,672    1,433,114
Micron Technology Inc./(1)/                   31,851    1,074,971
Maxim Integrated Products Inc./(1)/           17,177      953,152
Analog Devices Inc./(1)/                      19,237      842,581
Xilinx Inc./(1)/                              17,761      769,939
Linear Technology Corp.                       16,832      696,340
KLA-Tencor Corp./(1)/                          9,859      564,724
Altera Corp./(1)/                             20,482      514,508
NVIDIA Corp./(1)/                              7,692      505,672
ASM Lithography Holding NV "R"/(1)/           24,802      469,998
Broadcom Corp. "A"/(1)/                        9,883      419,731
Novellus Systems Inc./(1)/                     7,625      325,664
LSI Logic Corp./(1)/                          19,482      323,012
Advanced Micro Devices Inc./(1)/              18,044      289,606
Teradyne Inc./(1)/                             9,361      279,519
Microchip Technology Inc./(1)/                 7,092      267,297
National Semiconductor Corp./(1)/              9,406      265,343
Marvell Technology Group Ltd./(1)/             6,212      249,350
QLogic Corp./(1)/                              4,929      241,176
PMC - Sierra Inc./(1)/                         8,782      209,626
Agere Systems Inc./(1)/                       38,693      198,108
Atmel Corp./(1)/                              24,751      190,583
Conexant Systems Inc./(1)/                    13,531      176,444
Integrated Device Technology Inc./(1)/         5,541      169,278
ATI Technologies Inc./(1)/                    12,148      165,699
RF Micro Devices Inc./(1)/                     8,840      161,860
Applied Micro Circuits Corp./(1)/             15,862      161,317
Lam Research Corp./(1)/                        6,673      155,214
Intersil Holding Corp./(1)/                    4,814      143,072
International Rectifier Corp./(1)/             3,362      139,994
Fairchild Semiconductor Corp. "A"/(1)/         5,304      139,973
Cypress Semiconductor Corp./(1)/               6,398      139,220
Vitesse Semiconductor Corp./(1)/              10,631      133,632
Lattice Semiconductor Corp./(1)/               5,816      129,929
Semtech Corp./(1)/                             3,743      129,545
Micrel Inc./(1)/                               4,938      116,537
Adaptec Inc./(1)/                              5,617       99,702
Integrated Circuit Systems Inc./(1)/           3,512       84,815
Cirrus Logic Inc./(1)/                         4,222       79,711
Silicon Laboratories Inc./(1)/                 2,587       79,680
TriQuint Semiconductor Inc./(1)/               6,904       76,013
Axcelis Technologies Inc./(1)/                 5,154       70,816
Genesis Microchip Inc./(1)/                    1,118       67,605
SanDisk Corp./(1)/                             3,628       55,907
Rambus Inc./(1)/                               5,346       38,384
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $21,299,066)                                    20,819,359
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.59%
-----------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,019,922    1,019,922
Dreyfus Money Market Fund                    336,595      336,595
Goldman Sachs Financial Square Prime
  Obligation Fund                            202,130      202,130
Providian Temp Cash Money Market Fund        437,574      437,574
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,996,221)                                      1,996,221
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 109.59%
(Cost $23,295,287)                                     22,815,580
-----------------------------------------------------------------

Other Assets, Less Liabilities -- (9.59%)              (1,996,720)
-----------------------------------------------------------------

NET ASSETS -- 100.00%                                 $20,818,860
=================================================================

/(1)/ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 20                                                               i|Shares
iShares Goldman Sachs Software Index Fund
Schedule of Investments
January 31, 2002 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 100.01%
-----------------------------------------------------------------
Oracle Corp./(1)/                            157,938  $ 2,726,010
Computer Associates International Inc.        66,038    2,275,669
Microsoft Corp./(1)/                          34,955    2,226,983
Veritas Software Corp./(1)/                   47,076    2,003,084
Siebel Systems Inc./(1)/                      54,289    1,921,288
PeopleSoft Inc./(1)/                          35,563    1,155,442
Check Point Software Technologies
  Ltd./(1)/                                   28,340    1,034,410
Intuit Inc./(1)/                              24,890      976,932
Amdocs Ltd./(1)/                              26,084      945,545
Adobe Systems Inc.                            27,867      939,118
Electronic Arts Inc./(1)/                     16,106      854,745
BEA Systems Inc./(1)/                         46,691      846,508
Cadence Design Systems Inc./(1)/              28,725      680,782
Symantec Corp./(1)/                            8,182      643,596
Compuware Corp./(1)/                          43,669      593,898
Rational Software Corp./(1)/                  22,785      534,992
BMC Software Inc./(1)/                        28,668      506,564
Network Associates Inc./(1)/                  16,261      487,667
Citrix Systems Inc./(1)/                      22,031      380,035
TIBCO Software Inc./(1)/                      23,353      373,882
i2 Technologies Inc./(1)/                     49,428      367,250
Synopsys Inc./(1)/                             6,969      361,552
Cognos Inc./(1)/                              10,032      264,444
Autodesk Inc.                                  6,440      264,040
Quest Software Inc./(1)/                      10,486      249,881
Internet Security Systems Inc./(1)/            5,615      229,766
Novell Inc./(1)/                              42,526      222,411
Advent Software Inc./(1)/                      3,973      214,343
Parametric Technology Corp./(1)/              30,824      212,069
Sybase Inc./(1)/                              11,590      209,895
Edwards (J.D.) & Co./(1)/                     13,407      208,345
NetIQ Corp./(1)/                               6,326      189,780
Mentor Graphics Corp./(1)/                     7,575      186,421
Peregrine Systems Inc./(1)/                   22,462      179,471
Wind River Systems Inc./(1)/                   9,128      164,487
Red Hat Inc./(1)/                             19,982      162,254
Activision Inc./(1)/                           6,116      160,728
Fair Isaac and Co. Inc.                        2,630      150,199
Ariba Inc./(1)/                               30,361      147,251
Retek Inc./(1)/                                5,986      144,562
Manugistics Group Inc./(1)/                    7,988      139,391
webMethods Inc./(1)/                           5,833      137,659
THQ Inc./(1)/                                  2,901      130,661
Informatica Corp./(1)/                         9,205      116,443
Vignette Corp./(1)/                           28,851      107,326
Micromuse Inc./(1)/                            8,655       94,253
Inktomi Corp./(1)/                            15,152       90,457
Interwoven Inc./(1)/                          12,254       87,739
Agile Software Corp./(1)/                      5,626       82,083
Commerce One Inc./(1)/                        33,494       75,696
BroadVision Inc./(1)/                         33,314       75,623
E.piphany Inc./(1)/                            8,328       72,870
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $29,718,323)                                    27,606,500
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.77%
-----------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,091,799    1,091,799
Dreyfus Money Market Fund                    362,465      362,465
Goldman Sachs Financial Square Prime
  Obligation Fund                            217,665      217,665
Providian Temp Cash Money Market Fund        471,204      471,204
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,143,133)                                      2,143,133
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 107.78%
(Cost $31,861,456)                                     29,749,633
-----------------------------------------------------------------

Other Assets, Less Liabilities -- (7.78%)              (2,146,256)
-----------------------------------------------------------------

NET ASSETS -- 100.00%                                 $27,603,377
=================================================================

/(1)/ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 21
iShares Goldman Sachs Natural Resources Index Fund
Schedule of Investments
January 31, 2002 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.97%
---------------------------------------------------------------
BP Amoco PLC ADR                            45,983  $ 2,148,327
Royal Dutch Petroleum Co. - NY Shares       42,977    2,147,561
Exxon Mobil Corp.                           54,993    2,147,477
ChevronTexaco Corp.                         23,797    1,994,189
Schlumberger Ltd.                           21,956    1,238,099
Alcoa Inc.                                  32,399    1,161,504
Phillips Petroleum Co.                      14,546      850,505
International Paper Co.                     18,387      768,209
El Paso Corp.                               19,456      738,355
Conoco Inc.                                 23,854      671,729
Weyerhaeuser Co.                             8,250      481,140
Alcan Aluminum Ltd.                         12,242      475,724
Anadarko Petroleum Corp.                     9,477      465,605
Baker Hughes Inc.                           12,814      451,053
Transocean Sedco Forex Inc.                 12,161      372,613
Occidental Petroleum Corp.                  14,249      369,762
Barrick Gold Corp.                          20,419      351,003
Williams Companies Inc.                     19,649      347,394
Marathon Oil Corp.                          11,803      331,074
Unocal Corp.                                 9,295      324,860
Burlington Resources Inc.                    7,649      261,902
Suncor Energy Inc.                           8,473      259,528
PanCanadian Energy Corp.                     9,700      258,020
Apache Corp.                                 5,232      253,700
GlobalSantaFe Corp.                          8,885      252,334
MeadWestvaco Corp./(1)/                      7,592      245,058
Dynegy Inc. "A"                             10,091      240,670
TransCanada PipeLines Ltd.                  18,108      233,955
Petro-Canada                                10,191      233,578
Willamette Industries Inc.                   4,201      232,945
Halliburton Co.                             16,356      224,895
Devon Energy Corp.                           5,929      220,677
Alberta Energy Co. Ltd.                      5,626      220,595
Kinder Morgan Inc.                           4,264      220,449
Georgia-Pacific Corp.                        8,778      219,450
Plum Creek Timber Co. Inc.                   6,973      210,585
Amerada Hess Corp.                           3,384      207,642
Kerr-McGee Corp.                             3,822      202,375
BJ Services Co./(1)/                         6,257      193,967
Valero Energy Corp.                          4,060      186,516
Talisman Energy Inc.                         5,154      184,771
Enbridge Inc.                                6,184      169,132
Weatherford International Inc./(1)/          4,382      168,663
Nabors Industries Inc./(1)/                  5,363      167,915
Newmont Mining Corp.                         7,468      163,101
Noble Drilling Corp./(1)/                    5,038      161,065
Placer Dome Inc.                            12,460      153,756
EOG Resources Inc.                           4,410      149,896
Smurfit-Stone Container Corp./(1)/           9,317      147,302
Diamond Offshore Drilling Inc.               5,031      144,792
Murphy Oil Corp.                             1,726      136,354
Abitibi-Consolidated Inc.                   16,781      135,255
Inco Ltd./(1)/                               6,904      125,515
Westcoast Energy Inc.                        4,687      123,127
Ashland Inc.                                 2,632      123,072
ENSCO International Inc.                     5,139      122,308
Canadian Natural Resources Ltd.              4,621      120,331
Sunoco Inc.                                  3,009      116,027
Ocean Energy Inc.                            6,526      110,681
Phelps Dodge Corp.                           3,010      104,959
Temple-Inland Inc.                           1,880      104,077
Smith International Inc./(1)/                1,882      103,604
Bowater Inc.                                 2,088      100,099
Nexen Inc.                                   4,600       89,976
Domtar Inc.                                  8,593       89,797
Noranda Corp.                                9,050       89,414
Boise Cascade Corp.                          2,212       78,747
XTO Energy Inc.                              4,680       75,769
Questar Corp.                                3,118       74,676
Tidewater Inc.                               2,141       73,329
Packaging Corporation of America/(1)/        4,035       72,388
Noble Affiliates Inc.                        2,164       70,330
Consol Energy Inc.                           3,005       68,664
Pride International Inc./(1)/                5,022       65,537
Pioneer Natural Resources Co./(1)/           3,756       65,429
Rowan Companies Inc./(1)/                    3,586       64,656
Patterson-UTI Energy Inc./(1)/               2,924       63,392
National-Oilwell Inc./(1)/                   3,098       59,017
Helmerich & Payne Inc.                       1,926       58,550
Cameco Corp.                                 2,123       55,729
Newfield Exploration Co./(1)/                1,684       54,040
Varco International Inc./(1)/                3,670       53,215
Freeport-McMoRan Copper & Gold Inc./(1)/     3,378       52,528
Pogo Producing Co.                           2,052       52,244
Rayonier Inc.                                1,039       51,690
Precision Drilling Corp./(1)/                2,017       50,344
Peabody Energy Corp.                         1,979       50,168
Hanover Compressor Co./(1)/                  3,028       47,237
Goldcorp Inc.                                3,125       44,437
Forest Oil Corp./(1)/                        1,781       43,902

--------------------------------------------------------------------------------
  page 22                                                               i|Shares
iShares Goldman Sachs Natural Resources Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Pennzoil-Quaker State Co.                    2,994  $    41,437
Arch Coal Inc.                               2,004       39,880
Grant Prideco Inc./(1)/                      4,141       39,132
Spinnaker Exploration Co./(1)/               1,036       38,311
Chesapeake Energy Corp./(1)/                 6,234       36,718
Tom Brown Inc./(1)/                          1,486       36,630
Stone Energy Corp./(1)/                        998       34,391
Louisiana-Pacific Corp.                      3,942       34,059
Fording Inc.                                 2,025       33,757
Houston Exploration Co./(1)/                 1,158       33,733
Key Energy Services Inc./(1)/                3,862       33,329
Potlatch Corp.                               1,077       31,265
Freeport McMoRan Copper & Gold Inc.
  "B"/(1)/                                   2,123       31,017
Global Industries Ltd./(1)/                  3,543       29,832
Vintage Petroleum Inc.                       2,367       27,647
Stillwater Mining Co./(1)/                   1,474       23,083
Cable Design Technologies Corp./(1)/         1,679       21,491
Wausau-Mosinee Paper Corp.                   1,929       21,007
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $28,519,295)                                  27,852,750
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.17%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     738,129      738,129
Dreyfus Money Market Fund                  241,873      241,873
Goldman Sachs Financial Square Prime
  Obligation Fund                          145,249      145,249
Providian Temp Cash Money Market Fund      314,435      314,435
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,439,686)                                    1,439,686
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 105.14%
(Cost $29,958,981)                                   29,292,436
---------------------------------------------------------------

Other Assets, Less Liabilities -- (5.14%)            (1,431,277)
---------------------------------------------------------------

NET ASSETS -- 100.00%                               $27,861,159
===============================================================
/(1)/ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 23
iShares MSCI EAFE Index Fund
Schedule of Investments
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS - 99.55%
---------------------------------------------------------------------

AUSTRALIA - 4.16%
---------------------------------------------------------------------
Amcor Ltd.                                    108,962  $      414,087
AMP Ltd.                                      195,091       1,914,779
Aristocrat Leisure Ltd.                        58,867         189,410
Australia and New Zealand Banking
  Group Ltd.                                  236,371       2,125,897
Australian Gas & Light Co. Ltd.                72,713         360,700
Boral Ltd.                                    125,173         219,453
Brambles Industries Ltd.                      121,088         599,446
BRL Hardy Ltd.                                 30,702         171,686
Broken Hill Proprietary Co. Ltd.              657,556       3,724,989
BT Office Trust                               295,195         226,769
Coca-Cola Amatil Ltd.                          82,904         267,589
Cochlear Ltd.                                   8,428         181,068
Coles Myer Ltd.                               189,071         818,148
Commonwealth Bank of Australia                214,011       3,550,314
Computershare Ltd.                             60,329         103,319
CSL Ltd.                                       27,004         647,067
CSR Ltd.                                      168,947         596,670
Deutsche Office Trust                         200,337         132,984
Foster's Brewing Group Ltd.                   374,444         922,106
Futuris Corp. Ltd.                            126,549         114,780
General Property Trust                        286,853         405,524
Goodman Fielder Ltd.                          284,531         227,796
Harvey Normand Holdings Ltd.                   78,561         147,286
Iluka Resources Limited                        73,788         170,495
James Hardie Industries NV                     72,971         233,974
Leighton Holdings Ltd.                         33,454         171,612
Lend Lease Corp. Ltd.                          70,176         476,551
M.I.M. Holdings Ltd.                          430,258         285,605
Macquarie Bank Ltd.                            26,832         505,357
Macquarie Infrastructure Group                183,481         313,312
Mayne Nickless Ltd.                           108,411         374,083
Mirvac Group                                  222,138         426,705
National Australia Bank Ltd.                  258,344       4,529,261
News Corp. Ltd.                               243,294       1,688,898
Normandy Mining Ltd.                          404,630         432,590
NRMA Insurance Group Ltd.                     241,402         408,790
Origin Energy Ltd.                            212,205         316,122
Pacific Dunlop Ltd.                           430,043         246,243
PaperlinX Ltd.                                 82,560         217,529
QBE Insurance Group Ltd.                       70,219         269,697
Rio Tinto Ltd.                                 58,523       1,135,972
Santos Ltd.                                   171,957         512,329
Sons of Gwalia Ltd.                            34,787         137,489
Southcorp Ltd.                                126,721         448,250
Stockland Trust Group                         115,541         245,883
Suncorp-Metway Ltd.                            70,520         533,202
TAB Ltd.                                      129,430         191,505
TABCORP Holdings Ltd.                          37,023         189,302
Telstra Corp. Ltd.                            350,923         976,198
Transurban Group/(1)/                          80,711         175,199
Wesfarmers Ltd.                                53,019         822,065
Westfield Holdings Ltd.                        70,477         635,547
Westfield Trust                               292,142         497,372
Westpac Banking Corp. Ltd.                    266,299       2,131,963
WMC Ltd.                                      205,196         998,135
Woodside Petroleum Ltd.                        98,900         658,981
Woolworths Ltd.                               176,042       1,056,498
---------------------------------------------------------------------
                                                           40,474,581
---------------------------------------------------------------------

BELGIUM - 0.99%
---------------------------------------------------------------------
AGFA Gevaert NV                                17,501         198,727
Bekaert NV                                      4,859         178,158
Colruyt NV                                      3,956         158,297
Compagnie Maritime Belge SA                     5,676         275,107
Delhaize-Le Lion SA                             8,471         403,284
Dexia                                         117,089       1,663,226
Electrabel SA                                   2,150         430,896
Fortis Group                                  122,292       2,821,521
Groupe Bruxelles Lambert SA                    15,394         832,266
Interbrew                                      26,531         685,213
KBC Bankverzekerings Holding NV                15,136         486,168
Omega Pharma SA                                 4,515         204,065
Solvay SA                                       7,095         445,277
UCB SA                                         11,782         484,332
Umicore mines SA                                8,428         338,475
---------------------------------------------------------------------
                                                            9,605,012
---------------------------------------------------------------------

DENMARK - 0.78%
---------------------------------------------------------------------
A/S Dampskibsselskabet Svendborg "B"               43         423,604
Carlsberg A/S "B"                               4,300         179,907
Coloplast A/S                                   4,300         271,605
D/S 1912 "B"                                       43         318,949
Danisco A/S                                    12,900         455,997
Danske Bank A/S                               107,500       1,638,354

--------------------------------------------------------------------------------
  page 24                                                               i|Shares
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

DENMARK (continued)
---------------------------------------------------------------------
GN Store Nord A/S                              34,400  $      187,384
Group 4 Falck A/S                               4,300         468,456
H. Lundbeck A/S                                12,900         312,470
ISS A/S/(1)/                                    8,600         401,676
NEG Micon A/S/(1)/                              4,300          94,688
Novo Nordisk A/S "B"                           38,700       1,385,932
Novozymes A/S "B"                               8,600         162,963
Tele Danmark A/S                               21,500         693,962
Topdanmark A/S/(1)/                             8,600         209,310
Vestas Wind Systems A/S                        17,200         367,788
---------------------------------------------------------------------
                                                            7,573,045
---------------------------------------------------------------------

FINLAND - 2.33%
---------------------------------------------------------------------
Comptel OYJ                                   139,621         312,514
Nokia OYJ                                     803,670      18,493,893
Sampo OYJ "A"                                  31,390         245,103
Sonera Group OYJ                              110,467         523,050
Stora Enso OYJ                                106,339       1,350,314
Tietoenator OYJ                                18,963         444,045
UPM-Kymmene OYJ                                37,754       1,290,666
---------------------------------------------------------------------
                                                           22,659,585
---------------------------------------------------------------------

FRANCE - 9.74%
---------------------------------------------------------------------
Accor SA                                       32,723       1,155,017
Air France                                     15,308         237,214
Air Liquide                                    15,351       2,094,676
Alcatel SA "A"                                178,106       2,698,626
Alstom                                         35,905         395,964
Altran Technologies SA                         10,406         463,602
Atos Origin SA/(1)/                             3,397         250,919
Aventis SA                                    111,413       7,735,549
AXA AG                                        230,695       4,262,044
BIC SA                                          6,966         237,481
BNP Parisbas SA                                67,381       6,264,870
Bouygues SA                                    25,542         757,083
Business Objects SA/(1)/                       10,578         421,179
Cap Gemini SA                                  18,103       1,224,967
Carrefour Supermarche SA                       82,775       4,061,860
Castorama Dubois Investissement SA             12,040         598,071
Club Mediterranee SA                            2,451          99,996
Compagnie de Saint Gobain                      12,599       1,795,084
Compagnie Generale des Etablissements
  Michelin "B"                                 22,962  $      813,055
Dassault Systemes SA                            6,278         288,882
Essilor International SA                       15,050         460,604
Etablissements Economiques du Casino
  Guichard-Perrachon SA                         6,708         462,857
European Aeronautic Defence and
  Space Co.                                    53,793         602,035
France Telecom SA                              56,545       1,809,412
Groupe Danone                                  21,457       2,475,282
Imerys SA                                       2,279         228,571
Lafarge SA                                     22,532       1,912,615
Lagardere S.C.A.                               20,425         785,468
L'Oreal SA                                     55,169       3,742,588
LVMH                                           35,217       1,415,861
Pechiney SA "A"                                13,287         706,914
Pernod Ricard                                   9,761         718,474
Pinault-Printemps-Redoute SA                   10,277       1,059,038
PSA Peugeot Citroen                            31,003       1,223,220
Publicis Groupe                                13,287         326,919
Renault SA                                     20,726         792,226
Sanofi-Synthelabo SA                           62,307       4,173,180
Schneider SA                                   26,402       1,193,294
Societe Generale "A"                           50,482       2,972,648
Societe Television Francaise 1                 19,866         463,480
Sodexho Alliance SA                            16,684         666,739
STMicroelectronics NV                          81,829       2,532,542
Suez SA                                       136,439       3,876,177
Technip SA                                      2,845         341,426
Thales/Ex Thomson CSF                          12,771         417,792
Thomson Multimedia/(1)/                        16,039         479,548
Total SA "B"                                  104,103      14,599,405
Union du Credit Bail Immobilier                 4,816         234,875
Usinor SA                                      43,602         484,226
Valeo SA                                       12,083         497,746
Vinci SA                                       10,320         615,692
Vivendi Universal SA                          147,189       6,300,249
Zodiac SA                                      12,040         231,765
---------------------------------------------------------------------
                                                           94,659,007
---------------------------------------------------------------------

GERMANY - 7.07%
---------------------------------------------------------------------
Adidas AG                                       8,600         584,819
Aixtron AG                                      8,600         172,507

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 25
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)


Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

GERMANY (continued)
---------------------------------------------------------------------
Allianz AG                                     25,800  $    5,808,210
Altana AG                                      12,900         646,344
BASF AG                                        90,300       3,497,473
Bayer AG                                      111,800       3,578,506
Bayerische Hypo-Und Vereinsbank AG             64,500       1,976,235
Beiersdorf AG                                   4,300         510,856
Buderus AG                                     17,200         395,210
Continental AG                                 17,200         255,131
DaimlerChrysler AG                            141,900       5,735,470
Deutsche Bank AG                               81,700       5,072,573
Deutsche Boerse AG                              4,300         154,330
Deutsche Lufthansa AG                          34,400         502,859
Deutsche Post AG                               55,900         717,532
Deutsche Telekom AG                           313,900       4,634,545
Epcos AG                                        8,600         339,386
Fresenius Medical Care AG                       4,300         242,101
Gehe AG                                         4,300         176,393
Heidelberger Zement AG                          8,600         421,937
Infineon Technologies AG                       55,900       1,203,583
Karstadtquelle AG                               8,600         321,321
Linde AG                                       17,200         740,371
MAN AG                                         12,900         295,407
Marschollek, Lautenschlaeger and
  Partner AG                                    8,600         503,896
Merck KGaA                                      8,600         264,831
Metro AG                                       21,500         696,318
Muenchener Rueckversicherungs-
  Gesellschaft AG                              12,900       3,065,135
Preussag AG                                    25,800         757,400
RWE AG                                         48,676       1,813,230
SAP AG                                         34,400       4,797,603
Schering AG                                    30,100       1,680,197
SGL Carbon AG/(1)/                              4,300          89,955
Siemens AG                                    141,900       8,374,143
Software AG                                     4,300         134,192
Thyssen Krupp AG                               64,500         907,883
Veba AG                                       103,200       5,279,144
Volkswagen AG                                  43,000       2,054,527
WCM Beteiligungs & Grundbesi AG/(1)/           34,400         340,274
---------------------------------------------------------------------
                                                           68,741,827
---------------------------------------------------------------------

GREECE - 0.33%
---------------------------------------------------------------------
Hellenic Telecommunications
  Organization SA                             202,444  $    1,601,332
National Bank of Greece SA                    340,216       1,588,809
---------------------------------------------------------------------
                                                            3,190,141
---------------------------------------------------------------------

HONG KONG - 1.78%
---------------------------------------------------------------------
Bank of East Asia Ltd.                        240,800         484,730
Cathay Pacific Airways Ltd.                   215,000         317,017
Cheung Kong Infrastructure Holdings Ltd.       86,000         131,769
Cheung Kong Ltd                               258,000       2,472,698
CLP Holdings Ltd.                             322,500       1,244,624
Giordano International Ltd.                   258,000         116,616
Hang Lung Properties Limited                  215,000         217,773
Hang Seng Bank Ltd.                           133,300       1,457,022
Henderson Land Development Co. Ltd.            86,000         359,463
Hong Kong & China Gas Co. Ltd.                602,000         756,413
Hong Kong Exchanges & Clearing Ltd.           172,000         251,412
Hongkong Electric Holdings Ltd.               236,500         852,086
Hutchison Whampoa Ltd.                        387,000       3,585,013
Hysan Development Co. Ltd.                    129,000         130,664
Johnson Electric Holdings Ltd.                279,500         311,782
Li & Fung Ltd.                                258,000         330,808
MTR Corp. Ltd.                                215,000         286,681
New World Development Co. Ltd.                215,000         190,210
Pacific Century Cyberworks Ltd./(1)/        1,419,000         372,913
Shangri-La Asia Ltd.                          172,000         129,017
Sun Hung Kai Properties Ltd.                  215,000       1,729,782
Swire Pacific Ltd. "A"                        172,000         926,237
Television Broadcasts Ltd.                     43,000         185,248
Wharf Holdings Ltd.                           215,000         465,862
---------------------------------------------------------------------
                                                           17,305,840
---------------------------------------------------------------------

IRELAND - 0.93%
---------------------------------------------------------------------
Allied Irish Bank PLC                         174,064       2,000,518
Bank of Ireland                               174,451       1,644,515
CRH PLC                                        92,966       1,457,419
DCC PLC                                        21,371         206,059
Elan Corporation PLC/(1)/                      54,610       1,516,187
Green Property PLC                             25,413         153,146
Independent News & Media PLC                   83,936         140,903
Irish Life & Permanent PLC                     54,137         577,918


--------------------------------------------------------------------------------
  page 26                                                               i|Shares
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)


Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

IRELAND (continued)
---------------------------------------------------------------------
Kerry Group PLC "A"                            20,210  $      265,331
Ryanair Holdings PLC                           88,752         531,021
Smurfit (Jefferson) Group PLC                 204,680         435,232
Waterford Wedgwood PLC                        140,567          94,391
---------------------------------------------------------------------
                                                            9,022,640
---------------------------------------------------------------------

ITALY - 3.67%
---------------------------------------------------------------------
Alitalia SpA/(1)/                             172,000         137,118
Alleanza Assicurazioni SpA                     55,900         551,023
Arnoldo Mondadori Editore SpA                  21,500         127,714
Assicurazioni Generali SpA                    169,850       4,423,251
Autogrill SpA                                  23,650         238,215
Autostrade SpA                                146,200       1,034,599
Banca di Roma SpA                             134,375         306,563
Banca Fideuram SpA                             45,150         341,275
Banca Intesa SpA                              591,250       1,547,360
Banca Monte dei Paschi di Siena SpA           182,750         470,417
Banca Nazionale del Lavoro SpA/(1)/           279,500         632,844
Banca Popolare di Milano SCRL                  73,100         279,417
Bipop Carire SpA                              236,500         353,260
Bulgari SpA                                    25,800         183,242
Enel SpA                                      407,984       2,311,107
ENI SpA                                       485,900       6,320,636
Fiat SpA                                       38,700         572,714
Fiat SpA - Rights/(1)/                         64,500          11,384
Fiat SpA - RNC                                 10,750         105,503
IntesaBci SpA                                 139,750         261,067
Italcementi SpA                                21,500         162,697
Italgas SpA                                    36,550         343,607
Luxottica Group SpA                            21,500         352,417
Mediaset SpA                                   98,900         716,046
Mediobanca Banca SpA                           79,550         842,355
Mediolanum SpA                                 36,550         289,483
Parmalat Finanziaria SpA                       75,250         226,089
Pirelli SpA                                   118,250         201,060
Riunione Adriatica di Sicurta SpA              64,500         719,085
San Paolo - IMI SpA                           141,900       1,370,655
Seat-Paginne Gialle SpA/(1)/                  752,500         505,304
Snia SpA                                       86,000         142,889
Telecom Italia Mobile SpA                     602,000       2,985,198
Telecom Italia SpA                            324,650       1,635,002
Telecom Italia SpA "A"                        382,700       3,054,137
Unicredito Italiano SpA                       516,000       1,976,796
---------------------------------------------------------------------
                                                           35,731,529
---------------------------------------------------------------------

JAPAN - 18.87%
---------------------------------------------------------------------
Acom Co. Ltd.                                   8,600         514,296
Aderans Co. Ltd.                                4,300         129,217
Advantest Corp.                                12,900         698,157
AEON Credit Service Co. Ltd.                    4,300         224,683
AIFUL Corporation                               6,450         385,722
Ajinomoto Co. Inc.                             86,000         757,944
All Nippon Airways Co. Ltd./(1)/               86,000         203,794
Alps Electric Co Ltd                           43,000         351,009
Amada Co. Ltd.                                 43,000         199,288
Asahi Bank Ltd. (The)                         344,000         205,712
Asahi Breweries Ltd.                           86,000         694,304
Asahi Glass Co. Ltd.                          129,000         609,448
Asahi Kasei Corp.                             215,000         610,729
Bank of Fukuoka Ltd.                           86,000         256,504
Bank of Yokohama Ltd.                         172,000         579,864
Bellsystem24 Inc.                                 860         261,005
Benesse Corporation                            17,200         393,436
Bridgestone Corp.                             129,000       1,398,244
Canon Inc.                                    129,000       4,233,303
Capcom Co. Ltd.                                 4,300         108,645
Central Japan Railway Co.                         172         951,448
Chiba Bank Ltd. (The)                         129,000         418,515
Chubu Electric Power Co. Inc.                  94,600       1,513,316
Chugai Pharmaceutical Co. Ltd.                 43,000         446,473
Citizen Watch Co. Ltd.                         43,000         214,720
Coca Cola West Japan Co. Ltd.                   8,600         138,217
Credit Saison Co Ltd                           21,500         377,686
CSK Corp.                                      12,900         251,684
Dai Nippon Printing Co. Ltd.                   86,000         775,944
Daicel Chemical Industries Ltd.                43,000         109,929
Daiei Inc. (The)/(1)/                          86,000          79,077
Daiichi Pharmaceutical Co. Ltd.                43,000         827,694
Daikin Industries Ltd.                         43,000         652,512
Daimaru Inc. (The)                             43,000         138,537
Dainippon Ink & Chemical Inc.                 129,000         198,647

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 27
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)


Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

JAPAN (continued)
---------------------------------------------------------------------
Dainippon Screen Manufacturing Co. Ltd.        43,000  $      115,717
Daito Trust Construction Co. Ltd.              17,200         232,076
Daiwa Bank Holdings Inc./(1)/                 194,000         111,666
Daiwa House Industry Co. Ltd.                  86,000         451,939
Daiwa Securities Group Inc.                   215,000       1,007,705
Denso Corp.                                    86,000       1,221,458
Dowa Mining Co. Ltd.                           43,000         158,145
East Japan Railway Co.                            473       2,050,757
Ebara Corporation                              43,000         249,112
Eisai Co. Ltd.                                 43,000         977,162
FamilyMart Co. Ltd.                             8,600         131,788
Fanuc Ltd.                                     17,200         729,015
Fast Retailing Co. Ltd.                         4,300         203,790
Fuji Electric Co. Ltd.                         86,000         167,150
Fuji Machine Mfg. Co. Ltd.                      8,600         102,859
Fuji Photo Film Co.                            86,000       2,738,627
Fuji Soft ABC Inc.                              4,300         140,146
Fuji Television Network Inc.                       43         168,111
Fujikura Ltd.                                  43,000         157,182
Fujisawa Pharmaceutical Co. Ltd.               43,000         856,624
Fujitsu Ltd.                                  258,000       1,571,813
Furukawa Electric Co. Ltd.                     86,000         426,870
Gunma Bank Ltd.                                43,000         186,113
Heavy Industries Co. Ltd.                     215,000         314,997
Hino Motors Ltd./(1)/                          43,000         111,215
Hirose Electric Co. Ltd.                        4,300         267,434
Hitachi Cable Ltd.                             43,000         156,219
Hitachi Ltd.                                  387,000       2,427,148
Hitachi Software Engineering Co. Ltd.           4,300         131,789
Hitachi Zosen Corp./(1)/                      172,000          74,579
Hokuriku Bank Ltd. (The)/(1)/                  86,000          88,718
Honda Motor Co. Ltd.                           86,000       3,420,074
Hoya Corp.                                     17,200         988,735
Isetan Co. Ltd.                                43,000         388,617
Ito En Ltd.                                     4,300         154,932
Itochu Corp.                                  215,000         461,261
Itochu Techno-Science Corp.                     4,300         157,503
Ito-Yokado Co. Ltd.                            43,000       1,594,320
Japan Airlines Co. Ltd.                        86,000         196,716
Japan Energy Corp.                            172,000         185,141
Japan Tobacco Inc.                                129         688,514
JGC Engineering & Construction                 43,000  $      302,148
Joyo Bank Ltd.                                129,000         336,548
JSR Corp.                                      43,000         289,291
Jusco Co. Ltd.                                 43,000         821,266
Kajima Corp.                                  129,000         327,866
Kamigumi Co. Ltd.                              43,000         155,897
Kanebo Ltd./(1)/                               86,000         122,791
Kaneka Corp.                                   43,000         256,185
Kansai Electric Power Co. Inc.                111,800       1,521,866
Kao Corp.                                      86,000       1,581,463
Kawasaki Heavy Industries Ltd./(1)/           215,000         189,652
Kawasaki Kisen Kaisha Ltd.                    129,000         168,758
Kawasaki Steel Corp.                          430,000         443,588
Keihin Electric Express Railway Co. Ltd.       43,000         153,648
Keio Electric Railway Co. Ltd.                 86,000         363,866
Keyence Corp.                                   4,300         705,550
Kikkoman Corp.                                 43,000         221,149
Kinden Corp.                                   43,000         168,431
Kinki Nippon Railway Co. Ltd.                 258,000         786,874
Kirin Brewery Co. Ltd.                        129,000         857,270
Komatsu Ltd.                                  129,000         393,437
Konami Company Ltd.                            12,900         321,113
Konica Corp.                                   43,000         233,361
Kubota Corp.                                  172,000         448,731
Kuraray Co. Ltd.                               43,000         231,435
Kyocera Corp.                                  25,800       1,504,318
Kyowa Hakko Kogyo Co. Ltd.                     43,000         195,431
Kyushu Electric Power Co. Inc.                 60,200         832,518
Lawson Inc.                                    12,900         287,363
Mabuchi Motor Co. Ltd.                          4,300         343,614
Marubeni Corp./(1)/                           215,000         126,958
Marui Co. Ltd.                                 43,000         466,722
Matsushita Communication Industrial
  Co. Inc.                                     12,900         461,903
Matsushita Electric Industrial Co. Ltd.       301,000       3,867,820
Matsushita Electric Works Ltd.                 86,000         670,516
Meiji Dairies Corp.                            43,000          91,289
Meiji Seika Inc.                               43,000         148,505
Meitec Corp.                                    8,600         196,718
Minebea Co. Ltd.                               43,000         225,969
Mitsubishi Chemical Corp.                     258,000         586,305
Mitsubishi Corp.                              172,000       1,080,022

--------------------------------------------------------------------------------
  page 28                                                               i|Shares
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

JAPAN (continued)
---------------------------------------------------------------------
Mitsubishi Electric Corp.                     258,000  $      904,522
Mitsubishi Estate Co. Ltd.                    129,000         790,731
Mitsubishi Gas Chemical Co. Inc.               43,000          63,644
Mitsubishi Heavy Industries Ltd.              473,000       1,234,010
Mitsubishi Materials Corp.                    172,000         262,283
Mitsubishi Rayon Co.                           86,000         243,647
Mitsubishi Tokyo Financial/(1)/                   602       3,402,071
Mitsui & Co. Ltd.                             215,000       1,067,174
Mitsui Chemicals Inc.                          94,000         309,880
Mitsui Engineering & Shipbuilding
  Co. Ltd./(1)/                               129,000         107,044
Mitsui Fudosan Co. Ltd.                       129,000         838,952
Mitsui Marine & Fire Insurance Co. Ltd.       139,160         633,512
Mitsui Mining & Smelting Co.                  129,000         380,898
Mitsui O.S.K. Lines Ltd.                      129,000         264,218
Mitsui Trust Holdings Inc./(1)/               129,000         139,823
Mitsukoshi Ltd.                                43,000         110,252
Mizuho Holding Inc.                               860       1,491,460
Murata Manufacturing Co. Ltd.                  38,700       2,120,508
Namco Ltd./(1)/                                 8,600         147,860
NEC Corp.                                     258,000       2,025,042
NGK Insulators Ltd.                            43,000         270,006
Nichirei Corp.                                 43,000         103,183
Nidec Corp.                                     4,300         234,648
Nikko Cordial Corp.                           215,000         753,769
Nikon Corp.                                    43,000         297,005
Nintendo Co. Ltd.                              17,200       2,480,194
Nippon Express Co. Ltd.                       129,000         446,469
Nippon Meat Packers Inc.                       43,000         399,543
Nippon Mitusubishi Oil Corp.                  215,000         846,993
Nippon Sanso Corp.                             43,000         109,611
Nippon Sheet Glass Co. Ltd.                    43,000         123,432
Nippon Steel Corp.                            946,000       1,315,318
Nippon System Development Co. Ltd.              4,300         136,610
Nippon Telegraph & Telephone Corp.                516       1,558,318
Nippon Unipac Holding                             129         570,869
Nippon Yusen Kabushiki Kaisha                 172,000         534,868
Nishimatsu Construction Co. Ltd.               43,000         111,215
Nishin Flour Milling Co. Ltd.                  43,000         225,006
Nissan Chemical Industries Ltd.                43,000         229,181
Nissan Motor Co. Ltd.                         387,000       2,062,633
Nissin Food Products                           12,900  $      249,273
Nitto Denko Corp.                              21,500         478,938
NKK Corp./(1)/                                559,000         405,331
Nomura Securities Co. Ltd.                    301,000       3,300,826
NSK Ltd.                                       86,000         324,005
NTT Data Corp.                                    215         654,121
NTT DoCoMo Inc.                                   561       5,871,052
Obayashi Corp.                                129,000         345,217
Oji Paper Co. Ltd.                            129,000         526,514
Oki Electric Industry Co. Ltd.                 86,000         214,080
Okumura Corp.                                  43,000         108,003
Olympus Optical Co. Ltd.                       43,000         594,011
Omron Corp.                                    43,000         522,334
Oracle Corp. Japan                              4,300         255,220
Oriental Land Co. Ltd.                          8,600         485,367
Orix Corp.                                     12,900       1,027,949
Osaka Gas Co. Ltd.                            344,000         763,714
Pioneer Electronic Corp.                       22,500         495,329
Promise Co. Ltd.                               12,900         578,583
Ricoh Co. Ltd.                                 86,000       1,427,170
Rohm Co. Ltd.                                  17,200       2,248,761
SAIZERIYA Co. Ltd.                              4,630         153,670
Sankyo Co. Ltd.                                43,000         641,586
Sanyo Electric Co. Ltd.                       258,000         987,443
Sapporo Breweries Ltd.                         43,000         106,395
Secom Co. Ltd.                                 21,500         973,948
Sega Enterprises Ltd./(1)/                     12,900         230,951
Seino Transportation Co. Ltd.                  43,000         151,717
Seiyu Ltd. (The)/(1)/                          43,000          93,538
Sekisui Chemical Co. Ltd.                      86,000         227,573
Sekisui House Ltd.                             86,000         591,439
Seven-Eleven Japan Co. Ltd.                    43,000       1,362,885
Seventy Seven Bank Ltd.                        43,000         173,256
Sharp Corp.                                   129,000       1,319,167
Shimamura Co. Ltd.                              4,300         242,683
Shimano Inc.                                   12,900         161,038
Shimizu Corp.                                  86,000         273,222
Shin-Etsu Chemical Co. Ltd.                    55,900       1,846,970
Shionogi & Co. Ltd.                            43,000         610,729
Shiseido Co.                                   43,000         362,580
Shizuoka Bank Ltd.                            129,000         783,017
Showa Denko K.K./(1)/                         172,000         201,859

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 29
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

JAPAN (continued)
---------------------------------------------------------------------
Showa Shell Sekiyu K.K.                        43,000  $      235,292
SMC Corp.                                       8,600         861,447
Softbank Corp.                                 34,400         509,409
Sony Corp.                                    137,600       6,037,833
Stanley Electric Co. Ltd.                      43,000         286,397
Sumitomo Bank Ltd. (The)                      516,000       1,866,888
Sumitomo Chemical Co. Ltd.                    172,000         572,158
Sumitomo Corp.                                 86,000         397,939
Sumitomo Electric Industries                   86,000         533,578
Sumitomo Forestry Co. Ltd.                     43,000         219,863
Sumitomo Metal Industries Ltd/(1)/            602,000         189,028
Sumitomo Metal Mining Co. Ltd.                 86,000         313,074
Sumitomo Osaka Cement Co. Ltd.                 86,000         102,856
Sumitomo Realty & Development Co. Ltd.         43,000         179,362
Sumitomo Trust & Banking Co. Ltd. (The)       129,000         407,898
Suruga Bank Ltd. (The)                         43,000         196,076
Suzuken Co. Ltd.                                8,600         127,931
Taiheiyo Cement Corp.                         129,000         173,570
Taisei Corp.                                  129,000         256,504
Taisho Pharmaceutical Co. Ltd.                 43,000         633,227
Taiyo Yuden Co. Ltd.                           43,000         571,191
Takara Shuzo Co. Ltd.                          43,000         298,614
Takashimaya Co. Ltd.                           43,000         221,467
Takeda Chemical Industries                    129,000       5,120,462
Takefuji Corp.                                 17,200       1,020,878
TDK Corp.                                      17,200         767,588
Teijin Ltd.                                   129,000         416,580
Teikoku Oil Co. Ltd.                           43,000         154,611
Terumo Corp.                                   25,800         290,064
THK Co. Ltd.                                   12,900         181,482
Tobu Railway Co. Ltd.                         129,000         299,899
Toda Corporation                               43,000         114,432
Toho Co. Ltd.                                   4,300         438,116
Tohoku Electric Power Co. Inc.                 68,800         879,450
Tokio Marine & Fire Insurance Co. Ltd.        172,000       1,213,735
Tokyo Electric Power Co. Inc.                 193,500       3,811,428
Tokyo Electronics Ltd.                         30,100       1,541,283
Tokyo Gas Co. Ltd.                            430,000       1,076,806
Tokyu Corp.                                   172,000         475,718
TonenGeneral Sekiyu K.K.                       86,000         597,872
Toppan Printing Co. Ltd.                       86,000  $      671,798
Toray Industries Inc.                         172,000         405,008
Toshiba Corp.                                 430,000       1,369,335
Tosoh Corporation                              86,000         198,643
Tostem Corp.                                   43,480         541,165
Toto Ltd.                                      43,000         180,325
Toyo Information Systems                        4,300          81,966
Toyo Seikan Kaisha Ltd.                        43,000         486,330
Toyobo Co. Ltd.                                86,000         102,220
Toyota Industries Corporation                  17,200         249,434
Toyota Motor Corp.                            369,800       9,536,994
Trans Cosmos Inc.                               8,600         195,432
Trend Micro Inc./(1)/                          21,500         525,546
UBE Industries Ltd.                           129,000         120,538
UFJ Holdings Inc./(1)/                            387         729,015
West Japan Railway Company                        172         658,299
World Co. Ltd.                                  4,300         112,824
Yakult Honsha Co. Ltd.                         43,000         360,009
YAMADA DENKI CO., LTD.                          4,300         265,827
Yamaha Corp.                                   43,000         310,830
Yamanouchi Pharmaceutical Co. Ltd.             43,000       1,041,451
Yamato Transport Co. Ltd.                      43,000         684,659
Yasuda Fire & Marine Insurance Co. Ltd.
  (The)                                       129,000         650,908
Yokogawa Electric                              43,000         293,793
---------------------------------------------------------------------
                                                          183,443,816
---------------------------------------------------------------------

NETHERLANDS - 6.01%
---------------------------------------------------------------------
ABN AMRO Holding NV                           218,096       3,779,560
Aegon NV                                      152,951       3,568,393
Akzo Nobel NV                                  44,118       1,892,596
ASM Lithography Holding NV/(1)/                69,961       1,299,141
Burhmann NV                                    21,500         220,446
Elsevier NV                                   108,145       1,264,323
Hagemeyer NV                                   18,748         321,026
Heineken NV                                    37,711       1,451,198
IHC Caland NV                                   7,353         353,223
ING Groep NV                                  280,876       7,036,534
Koninklijke Ahold NV                           93,439       2,397,150
Koninklijke Vendex KBB NV                      15,007         166,791
Numico NV                                      25,284         588,359

--------------------------------------------------------------------------------
  page 30                                                               i|Shares
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

NETHERLANDS (continued)
---------------------------------------------------------------------
Oce NV                                         21,801  $      228,036
Philips Electronics NV                        212,291       5,771,577
QIAGEN NV/(1)/                                 17,200         335,388
Royal Dutch Petroleum Co.                     357,803      17,681,014
Royal KPN NV/(1)/                             263,633       1,259,638
TNT Post Group NV                              58,265       1,207,356
Unilever NV - CVA                              95,890       5,374,098
Vedior NV                                      20,812         237,579
VNU NV                                         34,013       1,052,675
Wolters Kluwer NV - CVA                        47,257         983,319
---------------------------------------------------------------------
                                                           58,469,420
---------------------------------------------------------------------

PORTUGAL - 0.35%
---------------------------------------------------------------------
Banco Comercial Portugues SA "R"/(1)/         222,740         778,521
Electricidade de Portugal SA                  236,500         478,463
Portugal Telecom SA/(1)/                      188,813       1,406,053
PT Multimedia Servicos de
  Telecomunicacoes e media, SGPS, SA/(1)/      50,826         334,293
Sonae SGPS SA                                 596,410         415,877
---------------------------------------------------------------------
                                                            3,413,207
---------------------------------------------------------------------

SINGAPORE - 0.96%
---------------------------------------------------------------------
Capitaland Ltd./(1)/                          129,000         148,931
Chartered Semiconductor Manufacturing
  Ltd./(1)/                                   172,000         427,110
City Developments Ltd.                         43,000         165,081
Creative Technology Ltd.                       23,650         359,319
Datacraft Asia Ltd.                            43,000          98,900
DBS Group Holdings Ltd.                       172,000       1,386,234
Fraser & Neave Ltd.                            43,000         195,525
Keppel Corp. Ltd.                              86,000         187,325
Neptune Orient Lines Ltd./(1)/                215,000         126,442
Oversea-Chinese Banking Corp Ltd. -
  Ordinary Shares                             172,000       1,208,266
SembCorp Industries Ltd.                      172,000         174,219
Singapore Airlines Ltd.                        86,000         604,133
Singapore Press Holdings Ltd.                  43,000         550,275
Singapore Technologies Engineering Ltd.       258,000         327,350
Singapore Telecommunications Ltd.           1,032,000         966,571
United Overseas Bank Ltd.                     258,000     $ 2,093,386
Venture Manufacturing Ltd.                     43,000         360,607
---------------------------------------------------------------------
                                                            9,379,674
---------------------------------------------------------------------

SPAIN - 3.01%
---------------------------------------------------------------------
Altadis SA                                     44,291         713,032
Amadeus Global Travel Distribution SA
  "A"/(1)/                                     42,365         268,433
Banco Bilbao Vizcaya SA                       517,378       5,879,380
Banco Santander Central Hispano SA            724,335       5,624,679
Endesa SA                                     154,499       2,241,178
Gas Natural SDG SA                             19,145         342,328
Iberdrola SA                                  105,223       1,250,091
Inditex/(1)/                                   36,206         689,782
Repsol YPF SA                                 198,445       2,374,692
Telefonica SA/(1)/                            703,015       8,261,270
Telefonica SA - Bonus Rights/(1)/             703,015         163,381
Terra Networks SA/(1)/                         81,614         655,540
Union Electrica Fenosa SA                      36,765         572,247
Zeltia SA Rights/(1)/                          27,907         216,226
---------------------------------------------------------------------
                                                           29,252,259
---------------------------------------------------------------------

SWEDEN - 2.33%
---------------------------------------------------------------------
ASSA Abloy AB "B"                              51,600         688,648
Atlas Copco AB "A"                             21,500         503,149
Atlas Copco AB "B"                             12,900         284,310
Drott AB "B"                                   30,100         302,698
Electrolux AB "B"                              60,200         913,752
Gambro AB "A"                                  34,400         202,069
Gambro AB "B"                                  25,800         151,552
Hennes & Mauritz AB "B"                        79,550       1,435,488
Hoganas AB "B"                                  8,600         138,214
Holmen AB "B"                                  13,373         297,876
Modern Times Group MTG AB "B"/(1)/              8,600         198,835
Nobel Biocare AB                                4,300         193,985
Nordea AB                                     363,350       1,792,842
Sandvik AB                                     43,000         921,430
Sapa AB                                        17,200         247,331
Securitas AB "B"                               51,600         969,925
Skandia Forsakrings AB                        146,200         831,308
Skandinaviska Enskilda Banken (SEB) "A"        86,000         759,776
Skanska AB "B"                                 77,400         491,026

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 31
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

SWEDEN (continued)
---------------------------------------------------------------------
SKF AB "B"                                     12,900  $      272,791
SSAB Svenskt Stal AB "A"                       25,800         258,243
SSAB Svenskt Stal AB "B"                       25,800         241,269
Svenska Cellulosa AB "B"                       38,700       1,109,351
Svenska Handelsbanken AB "A"                  103,200       1,474,284
Svenska Handelsbanken AB "B"                   17,200         234,398
Swedish Match AB                               90,343         517,945
Tele2 AB "B"/(1)/                              12,900         390,395
Telefonakfiebolaget Ericsson AB "B"         1,118,000       4,854,468
Telia AB                                      163,400         635,789
Trelleborg AB "B"                              34,400         273,194
Volvo AB "A"                                   25,800         375,847
Volvo AB "B"                                   43,000         658,739
---------------------------------------------------------------------
                                                           22,620,927
---------------------------------------------------------------------

SWITZERLAND - 7.72%
---------------------------------------------------------------------
ABB Ltd.                                      194,102       1,672,422
Adecco SA                                      15,910         832,257
Ascom Holding AG                                4,300          48,478
Ciba Specialty Chemicals AG                    11,309         718,414
Clariant AG - Registered                       22,575         428,582
Compagnie Financiere Richemont AG              73,100       1,443,294
Credit Suisse Group/(1)/                      171,828       6,599,501
Forbo Holding AG                                  860         249,927
Gebruder Sulzer AG                                774         132,926
Georg Fischer AG                                  860         150,961
Givaudan - Foreign Registered                   1,333         422,816
Holcim Ltd. "B"                                 5,160       1,098,674
Kudelski SA - Bearer/(1)/                       5,332         286,393
Kuoni Reisen Holding AG                           817         210,943
Lonza AG                                          688         430,025
Nestle SA                                      63,253      13,708,083
Novartis AG                                   482,890      16,543,908
PubliGroupe SA                                    430          70,331
Roche Holding AG - Bearer                       8,643         694,207
Roche Holding AG - Genusschein                117,476       7,805,881
Serono SA                                       1,118         894,713
SGS Societe Generale de Surveillance
  Holding SA                                    1,247         225,813
Swatch Group (The) AG/(1)/                     22,360         378,783
Swatch Group (The) AG "B"/(1)/                  6,450         507,703
Swiss Reinsurance                              45,580       4,126,936
Swisscom AG                                     4,171       1,203,618
Syngenta AG/(1)/                               17,415         938,959
Synthes-Stratec Inc.                              860         557,626
Tecan AG                                        2,580         145,435
UBS AG - Registered/(1)/                      211,861       9,591,223
Unaxis Holding AG "R"                           1,247         120,373
Valora Holding AG                                 860         138,151
Zurich Financial Services AG                   13,803       2,697,063
---------------------------------------------------------------------
                                                           75,074,419
---------------------------------------------------------------------

UNITED KINGDOM - 28.52%
---------------------------------------------------------------------
Aegis Group PLC                               160,906         213,764
Aggreko PLC                                    37,754         157,400
Airtours PLC                                   64,027         240,690
AMEC PLC                                       43,602         272,979
Amey PLC                                       52,976         283,220
AMVESCAP PLC                                  126,979       1,717,366
Arm Holdings PLC/(1)/                         169,936         787,738
Associated British Ports Holdings PLC          49,063         283,246
AstraZeneca PLC                               286,767      13,171,380
AWG PLC/(1)/                                   45,752         343,337
BAA PLC                                       174,838       1,560,377
BAE Systems PLC                               262,042       1,259,112
Balfour Beatty PLC                             79,206         231,155
Barclays PLC                                  278,382       8,785,123
Barratt Developments PLC                       44,505         261,022
Bass PLC                                      146,028       1,481,761
BBA Group PLC                                  67,682         244,867
Berkeley Group PLC (The)                       24,811         270,695
BG Group PLC                                  588,971       2,388,866
Billiton PLC                                  348,343       1,868,268
BOC Group PLC                                  77,873       1,124,751
Boots Co. PLC                                 144,566       1,332,089
BP Amoco PLC                                3,725,778      28,854,660
BPB Industries PLC                             86,774         389,971
Brambles Industries PLC/(1)/                  119,712         550,687
British Airways PLC                            91,332         263,959
British American Tobacco PLC                  279,156       2,445,993
British Land Co. PLC                           92,106         637,502
British Sky Broadcasting Group PLC/(1)/       125,775       1,190,938

--------------------------------------------------------------------------------
  page 32                                                               i|Shares
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

UNITED KINGDOM (continued)
---------------------------------------------------------------------
BT Group PLC/(1)/                           1,416,764  $    4,494,967
BTG PLC/(1)/                                   18,318         165,164
Bunzl PLC                                      86,172         572,380
Cable & Wireless PLC                          457,993       1,721,687
Cadbury Schweppes PLC                         338,109       2,040,353
Canary Wharf Finance PLC/(1)/                 105,436         652,649
Capita Group PLC                               93,267         560,190
Carlton Communications PLC                    100,706         293,900
Celltech Group PLC/(1)/                        46,784         481,997
Centrica PLC                                  675,616       2,191,293
CGU PLC                                       376,852       4,399,144
Chub PLC                                      139,535         335,233
Close Brothers Group PLC                       22,317         270,609
CMG PLC                                       103,716         360,216
Compass Group PLC                             373,670       2,746,063
Corus Group PLC/(1)/                          585,273         643,098
Daily Mail and General Trust "A"               54,825         495,881
De La Rue PLC                                  33,196         197,038
Diageo PLC                                    562,483       6,550,227
Dixons Group PLC                              325,080       1,019,906
Electrocomponents PLC                          74,261         503,230
EMI Group PLC                                 129,774         586,890
Exel PLC                                       37,797         411,307
FirstGroup PLC                                 82,130         330,803
FKI PLC                                       100,663         227,619
George Wimpey PLC                              85,828         276,555
GKN PLC                                       119,712         461,442
GlaxoSmithKline PLC                         1,025,765      24,484,805
Granada Compass PLC                           456,660         797,054
Great Portland Estates PLC                     35,217         122,932
Great Universal Stores PLC                    167,700       1,567,760
Hammerson PLC                                  47,945         337,437
Hanson PLC                                    128,699         829,388
Hays PLC                                      263,762         719,437
HBOS PLC                                      587,595       7,000,431
Hilton Group PLC                              264,536         805,644
HSBC Holdings PLC                           1,463,978      16,406,948
IMI PLC                                        70,219         259,501
Imperial Chemical Industries PLC              114,251         533,644
Imperial Tobacco Group PLC                     88,193       1,134,215
International Power PLC/(1)/                  191,909         555,308
Invensys PLC                                  586,047         948,341
J Sainsbury PLC                               212,033       1,174,642
Johnson Matthey PLC                            40,635         516,845
Kelda Group PLC                                68,370         336,251
Kidde PLC                                     118,121         107,667
Kingfisher PLC                                207,008       1,151,937
Land Securities PLC                            91,203       1,087,204
Lattice Group PLC                             587,810       1,366,541
Legal & General Group PLC                     869,761       1,939,045
Lloyds TSB Group PLC                          927,983       9,927,841
Logica PLC                                     75,637         570,810
Man Group PLC                                  45,236         825,973
Marks & Spencer PLC                           471,108       2,549,966
Misys PLC                                      97,223         441,742
National Grid Group PLC                       246,562       1,564,559
Next PLC                                       56,631         748,316
Novar PLC                                     102,856         177,344
Nycomed Amersham PLC "A"                      103,802         964,539
P&O Princess Cruises PLC                      118,551         668,070
Pace Micro Technology PLC                      24,639         118,740
Pearson PLC                                   132,655       1,533,545
Peninsular & Oriental Steam Navigation
  Co. PLC                                     137,471         427,906
Pilkington PLC                                215,473         315,927
Provident Financial PLC                        39,001         373,700
Prudential Corp. PLC                          334,454       3,530,831
Railtrack Group PLC                            33,856          33,494
Rank Group PLC                                 92,622         335,755
Reckitt Benckiser PLC                          91,074       1,333,433
Reed International PLC                        212,678       1,747,788
Rentokil Initial PLC                          313,857       1,165,445
Reuters Group PLC                             240,026       2,042,093
Rexam PLC                                      77,314         467,649
Rio Tinto PLC                                 169,248       3,324,725
RMC Group PLC                                  49,149         406,339
Rolls Royce PLC                               134,203         299,662
Royal Bank of Scotland Group PLC
  Warrants (Expires 12/19/02)                 449,661      11,343,373
Royal Sun Alliance Industries Group PLC       239,725       1,130,711
Safeway PLC                                   173,204         739,235
Sage Group PLC                                179,826         611,840
Schroders PLC                                  21,500         258,879

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 33
iShares MSCI EAFE Index Fund
Schedule of Investments (continued)
January 31, 2002 (Unaudited)


Security                                      Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------

UNITED KINGDOM (continued)
---------------------------------------------------------------------
Scottish & Southern Energy PLC                148,350  $    1,304,056
Scottish Newcastle Breweries PLC              117,347         935,338
Scottish Power PLC                            314,545       1,907,023
Securicor PLC                                 110,768         190,986
Serco Group PLC                                63,253         333,432
Severn Trent PLC                               60,372         619,429
Shell Transport & Trading Co. PLC           1,614,220      10,961,684
Signet Group PLC                              244,240         358,984
Slough Estates PLC                             69,187         343,202
Smith & Nephew PLC                            155,402         860,912
Smiths Group PLC                               91,160         881,207
Spirent PLC                                   136,955         327,103
SSL International PLC                          29,541         222,937
Stagecoach Holdings PLC                       215,344         213,040
Tate & Lyle PLC                                76,798         355,997
Taylor Woodrow PLC                            117,734         316,139
Telewest Communications PLC/(1)/              278,640         142,747
Tesco PLC                                   1,148,358       3,809,792
3i Group PLC                                  111,069       1,202,377
Unilever PLC                                  489,168       3,937,020
United Business Media PLC                      52,847         374,923
United Utilities PLC                           92,751         789,107
Vodafone Group PLC ADR                     11,257,830      24,223,473
Whitebread PLC                                 54,137         465,941
Wolseley PLC                                   98,341         758,829
WPP Group PLC                                 168,818       1,646,212
---------------------------------------------------------------------
                                                          277,247,854
---------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,023,381,217)                                    967,864,783
---------------------------------------------------------------------

PREFERRED STOCKS - 0.29%
---------------------------------------------------------------------

AUSTRALIA - 0.16%
---------------------------------------------------------------------
News Corp. Ltd.                               265,138       1,561,106
---------------------------------------------------------------------
                                                            1,561,106
---------------------------------------------------------------------

GERMANY - 0.12%
---------------------------------------------------------------------
Fresenius Medical Care AG                       4,300         179,725
MAN AG                                          8,600         155,477
Prosieben Satellite Media AG                   12,900          54,972
Volkswagen AG                                  17,200  $      545,209
Wella AG                                        4,300         211,006
---------------------------------------------------------------------
                                                            1,146,389
---------------------------------------------------------------------

ITALY - 0.01%
---------------------------------------------------------------------
Fiat SpA - PFD                                 15,050         156,126
---------------------------------------------------------------------
                                                              156,126
---------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $3,123,843)                                          2,863,621
---------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.17%
---------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     31,128,523      31,128,523
Dreyfus Money Market Fund                  11,031,012      11,031,012
Goldman Sachs Financial Square Prime
  Obligation Fund                           4,773,755       4,773,755
Providian Temp Cash Money Market Fund      13,040,316      13,040,316
---------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $59,973,606)                                        59,973,606
---------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 106.01%
(Cost $1,086,478,666)                                   1,030,702,010
---------------------------------------------------------------------

Other Assets, Less Liabilities -- (6.01%)                 (58,442,924)
---------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $  972,259,086
=====================================================================

/(1)/  Non-income earning securities.


See notes to financial statements.

--------------------------------------------------------------------------------
  page 34                                                                iShares
iShares Trust
Statements of Assets and Liabilities
January 31, 2002 (Unaudited)


                                                                  iShares Goldman Sachs                             iShares MSCI
                                         ------------------------------------------------------------------------  --------------
                                          Technology   Networking   Semiconductor   Software    Natural Resources       EAFE
                                          Index Fund   Index Fund    Index Fund    Index Fund      Index Fund        Index Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                      $ 62,297,602  $63,921,191   $23,295,287   $31,861,456     $29,958,981     $1,086,478,666
                                         ----------------------------------------------------------------------------------------
Foreign currency, at cost                $          -  $         -   $         -   $         -     $         -     $      657,340
                                         ----------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan/(1)/
  (Note 1)                               $ 48,356,847  $58,768,717   $22,815,580   $29,749,633     $29,292,436     $1,030,702,010
Foreign currency, at value                          -            -             -             -               -            636,963
Receivables:
   Investment securities sold                  26,749            -         7,801        13,202           9,906                  -
   Dividends and interest                       3,540        1,190         2,394           413           9,456            639,042
                                         ----------------------------------------------------------------------------------------
Total Assets                               48,387,136   58,769,907    22,825,775    29,763,248      29,311,798      1,031,978,015
                                         ----------------------------------------------------------------------------------------

LIABILITIES
Payables:
   Collateral for securities on loan
     (Note 5)                               3,002,952    5,452,782     1,986,085     2,138,729       1,427,177         59,188,120
   Advisory fees (Note 2)                      70,461       34,421        20,830        21,142          23,462            530,809
                                         ----------------------------------------------------------------------------------------
Total Liabilities                           3,073,413    5,487,203     2,006,915     2,159,871       1,450,639         59,718,929
                                         ----------------------------------------------------------------------------------------

NET ASSETS                               $ 45,313,723  $53,282,704   $20,818,860   $27,603,377     $27,861,159     $  972,259,086
                                         ========================================================================================

Net assets consist of:
   Paid-in capital                       $ 62,387,871  $61,554,709   $22,024,082   $31,354,754     $29,006,526     $1,028,628,779
   Undistributed (distributions in
     excess of) net investment income
     (accumulated net investment loss)       (121,815)     (43,521)      (39,377)      (51,261)         (6,790)           106,520
   Undistributed net realized loss         (3,011,578)  (3,076,010)     (686,138)   (1,588,293)       (472,032)          (671,369)
   Net unrealized depreciation            (13,940,755)  (5,152,474)     (479,707)   (2,111,823)       (666,545)       (55,804,844)
                                         ----------------------------------------------------------------------------------------
NET ASSETS                               $ 45,313,723  $53,282,704   $20,818,860   $27,603,377     $27,861,159     $  972,259,086
                                         ========================================================================================

iShares outstanding                           900,000    1,800,000       300,000       600,000         300,000          8,600,000
                                         ========================================================================================

Net asset value per iShare               $      50.35  $     29.60   $     69.40   $     46.01     $     92.87     $       113.05
                                         ========================================================================================

---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Securities on loan with market values of $2,836,168, $4,970,027, $1,912,424, $2,042,716, $1,379,810 and $55,505,483, respectively. See
       Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------

iShares Financial Statements                                             page 35
iShares Trust
Statements of Operations
For the six months ended January 31, 2002 (Unaudited)

                                                             iShares Goldman Sachs                           iShares MSCI
                                    ----------------------------------------------------------------------- ---------------
                                    Technology   Networking   Semiconductor   Software    Natural Resources     EAFE
                                    Index Fund   Index Fund    Index Fund    Index Fund   Index Fund/(2)/  Index Fund/(3)/
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(1)/                   $    65,386  $    19,905   $     24,558   $     5,423    $   140,491   $  2,056,590
   Interest                                   -          469            224           171            161          8,353
   Securities lending income              7,889        2,591          2,682         2,054          1,012         73,329
                                    ------------------------------------------------------------------------------------
Total investment income                  73,275       22,965         27,464         7,648        141,664      2,138,272
                                    ------------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                        195,090       66,486         66,841        58,909         36,546        924,258
                                    ------------------------------------------------------------------------------------
Total expenses                          195,090       66,486         66,841        58,909         36,546        924,258
                                    ------------------------------------------------------------------------------------
Net investment income (loss)           (121,815)     (43,521)       (39,377)      (51,261)       105,118      1,214,014
                                    ------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net realized gain (loss) from:
      Investments                    (1,442,713)  (2,618,321)      (212,320)     (410,357)      (472,032)      (647,645)
      In-kind redemptions            (1,561,022)    (432,914)      (473,818)   (1,177,936)             -              -
      Foreign currency
        transactions                          -            -              -             -              -        (23,724)
                                    ------------------------------------------------------------------------------------
   Net realized loss                 (3,003,735)  (3,051,235)      (686,138)   (1,588,293)      (472,032)      (671,369)
                                    ------------------------------------------------------------------------------------
   Net change in unrealized
     appreciation (depreciation)
     on:
      Investments                      (109,234)  (5,364,765)    (2,848,569)     (984,303)      (666,545)   (55,776,656)
      Translation of assets and
        liabilities in foreign
        currencies                            -            -              -             -              -        (28,188)
                                    ------------------------------------------------------------------------------------
   Net change in unrealized
     appreciation (depreciation)       (109,234)  (5,364,765)    (2,848,569)     (984,303)      (666,545)   (55,804,844)
                                    ------------------------------------------------------------------------------------
Net realized and unrealized loss     (3,112,969)  (8,416,000)    (3,534,707)   (2,572,596)    (1,138,577)   (56,476,213)
                                    ------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS         $(3,234,784) $(8,459,521)  $ (3,574,084)  $(2,623,857)   $(1,033,459)  $(55,262,199)
                                    ====================================================================================
------------------------------------------------------------------------------------------------------------------------
/(1)/ Net of foreign withholding
      tax of:                       $        --  $        --   $         --   $        --    $     3,554   $    228,496

------------------------------------------------------------------------------------------------------------------------

 /(2)/ For the period from October 22, 2001 (commencement of operations) to January 31, 2002.
 /(3)/ For the period from August 14, 2001 (commencement of operations) to January 31, 2002.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 36                                                               i|Shares
iShares Trust
Statements of Changes in Net Assets

                                                    iShares Goldman Sachs                       iShares Goldman Sachs
                                                          Technology                                 Networking
                                                          Index Fund                                 Index Fund
                                          ------------------------------------------- -----------------------------------------
                                            For the six          For the period         For the six         For the period
                                            months ended       March 13, 2001/(1)/      months ended       July 10, 2001/(1)/
                                          January 31, 2002             to             January 31, 2002            to
                                            (Unaudited)          July 31, 2001          (Unaudited)          July 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment loss                     $    (121,815)         $   (120,312)         $   (43,521)          $    (5,292)
   Net realized gain (loss)                   (3,003,735)            1,437,130           (3,051,235)              (20,359)
   Net change in unrealized appreciation
     (depreciation)                             (109,234)          (13,831,521)          (5,364,765)              212,291
                                          -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (3,234,784)          (12,514,703)          (8,459,521)              186,640
                                          -------------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                               69,955,543           135,257,842           38,291,130            24,529,460
   iShares redeemed                         (100,549,485)          (43,600,690)          (1,265,005)                    -
                                          -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from iShares transactions                  (30,593,942)           91,657,152           37,026,125            24,529,460
                                          -------------------------------------------------------------------------------------
Increase (decrease) in net assets            (33,828,726)           79,142,449           28,566,604            24,716,100

NET ASSETS:
Beginning of period                           79,142,449                     -           24,716,100                     -
                                          -------------------------------------------------------------------------------------
End of period                              $  45,313,723          $ 79,142,449          $53,282,704           $24,716,100
                                          =====================================================================================

Accumulated net investment loss included
  in net assets at end of period           $    (121,815)         $          -          $   (43,521)          $         -
                                          =====================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                1,400,000             2,250,000            1,200,000               650,000
   iShares redeemed                           (1,950,000)             (800,000)             (50,000)                    -
                                          -------------------------------------------------------------------------------------
Net increase (decrease) in iShares
  outstanding                                   (550,000)            1,450,000            1,150,000               650,000
                                          =====================================================================================

                                                    iShares Goldman Sachs
                                                        Semiconductor
                                                         Index Fund
                                          --------------------------------------
                                           For the six         For the period
                                           months ended       July 10, 2001/(1)/
                                         January 31, 2002            to
                                           (Unaudited)          July 31, 2001
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
   Net investment loss                      $    (39,377)         $    (5,545)
   Net realized gain (loss)                     (686,138)                   -
   Net change in unrealized appreciation
     (depreciation)                           (2,848,569)           2,368,862
                                          --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (3,574,084)           2,363,317
                                          --------------------------------------
iShares Transactions:
   iShares sold                                3,487,437           30,904,191
   iShares redeemed                          (12,362,001)                   -
                                          --------------------------------------
Net increase (decrease) in net assets
  from iShares transactions                   (8,874,564)          30,904,191
                                          --------------------------------------
Increase (decrease) in net assets            (12,448,648)          33,267,508

NET ASSETS:
Beginning of period                           33,267,508                    -
                                          --------------------------------------
End of period                               $ 20,818,860          $33,267,508
                                          ======================================
Accumulated net investment loss included
  in net assets at end of period            $    (39,377)         $         -
                                          ======================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                   50,000              450,000
   iShares redeemed                             (200,000)                   -
                                          --------------------------------------
Net increase (decrease) in iShares
  outstanding                                   (150,000)             450,000
                                          ======================================

--------------------------------------------------------------------------------

/(1)/  Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 37
iShares Trust
Statements of Changes in Net Assets (continued)

                                                iShares Goldman Sachs            iShares Goldman Sachs        iShares MSCI
                                                      Software                     Natural Resources              EAFE
                                                     Index Fund                       Index Fund               Index Fund
                                      -----------------------------------------  ---------------------  -------------------------
                                        For the six         For the period          For the period           For the period
                                        months ended       July 10, 2001/(1)/     October 22, 2001/(1)/     August 14, 2001/(1)/
                                      January 31, 2002            to                to January 31,           to January 31,
                                        (Unaudited)          July 31, 2001         2002 (Unaudited)         2002 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)         $   (51,261)          $    (5,889)            $   105,118            $    1,214,014
   Net realized loss                     (1,588,293)                    -                (472,032)                 (671,369)
   Net change in unrealized
     appreciation (depreciation)           (984,303)           (1,127,520)               (666,545)              (55,804,844)
                                      -------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                        (2,623,857)           (1,133,409)             (1,033,459)              (55,262,199)
                                      -------------------------------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                     -                     -                (111,908)               (1,107,494)
                                      -------------------------------------------------------------------------------------------
Total distributions to iShareholders              -                     -                (111,908)               (1,107,494)
                                      -------------------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                          26,437,785            27,689,151              29,006,526             1,028,628,779
   iShares redeemed                     (22,766,293)                    -                       -                         -
                                      -------------------------------------------------------------------------------------------
Net increase in net assets from
  iShares transactions                    3,671,492            27,689,151              29,006,526             1,028,628,779
                                      -------------------------------------------------------------------------------------------
Increase in net assets                    1,047,635            26,555,742              27,861,159               972,259,086

NET ASSETS:
Beginning of period                      26,555,742                     -                       -                         -
                                      -------------------------------------------------------------------------------------------
End of period                           $27,603,377           $26,555,742             $27,861,159            $  972,259,086
                                      ===========================================================================================

Undistributed (distributions in
  excess of) net investment income
  (accumulated net investment loss)
  included in net assets at end of
  period                                $   (51,261)          $         -             $    (6,790)           $      106,520
                                      ===========================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                             600,000               550,000                 300,000                 8,600,000
   iShares redeemed                        (550,000)                    -                       -                         -
                                      -------------------------------------------------------------------------------------------
Net increase in iShares outstanding          50,000               550,000                 300,000                 8,600,000
                                      ===========================================================================================

---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
 page 38                                                                i|Shares
iShares Trust
Financial Highlights
(For a share outstanding throughout each period)

                                                     iShares Goldman Sachs                       iShares Goldman Sachs
                                                           Technology                                  Networking
                                                           Index Fund                                  Index Fund
                                            ----------------------------------------    ----------------------------------------
                                             Six months            Period from           Six months            Period from
                                                ended           Mar. 13, 2001/(1)/           ended           Jul. 10, 2001/(1)/
                                            Jan. 31, 2002              to               Jan. 31, 2002              tO
                                             (Unaudited)          Jul. 31, 2001          (Unaudited)          Jul. 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 54.58              $ 56.71               $ 38.02                 $ 36.32
                                            ------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                           (0.14)               (0.08)                (0.02)                  (0.01)
   Net realized and unrealized gain
     (loss)                                      (4.09)               (2.05)                (8.40)                   1.71
                                            ------------------------------------------------------------------------------------
Total from investment operations                 (4.23)               (2.13)                (8.42)                   1.70
                                            ------------------------------------------------------------------------------------
Net asset value, end of period                 $ 50.35              $ 54.58               $ 29.60                 $ 38.02
                                            ====================================================================================

Total return (not annualized)                    (7.75)%              (3.76)%              (22.15)%                  4.68%
                                            ====================================================================================

Ratios/supplemental data:
   Net assets, end of period (000s)            $45,314              $79,142               $53,283                 $24,716
   Ratio of expenses to average net
     assets/(2)/                                  0.50%                0.50%                 0.50%                   0.50%
   Ratio of net investment loss to
     average net assets/(2)/                     (0.31)%              (0.33)%               (0.33)%                 (0.50)%
   Portfolio turnover rate/(3)/                      5%                   0%/(4)/              29%                      9%
--------------------------------------------------------------------------------------------------------------------------------

                                                   iShares Goldman Sachs
                                                       Semiconductor
                                                         Index Fund
                                          --------------------------------------
                                           Six months            Period from
                                              ended           Jul. 10, 2001 (1)
                                          Jan. 31, 2002              to
                                           (Unaudited)          Jul. 31, 2001
--------------------------------------------------------------------------------
Net asset value, beginning of period         $ 73.93               $ 65.65
                                          --------------------------------------
Income from investment operations:
   Net investment loss                         (0.13)                (0.01)
   Net realized and unrealized gain
     (loss)                                    (4.40)                 8.29
                                          --------------------------------------
Total from investment operations               (4.53)                 8.28
                                          --------------------------------------
Net asset value, end of period               $ 69.40               $ 73.93
                                          ======================================
Total return (not annualized)                  (6.13)%               12.61%
                                          ======================================
Ratios/Supplemental data:
   Net assets, end of period (000s)          $20,819               $33,268
   Ratio of expenses to average net
     assets/(2)/                                0.50%                 0.50%
   Ratio of net investment loss to
     average net assets/(2)/                   (0.29)%               (0.38)%
   Portfolio turnover rate/(3)/                    1%                    0%/(4)/
--------------------------------------------------------------------------------

/(1)/  Commencement of operations.
/(2)/  Annualized for periods of less than one year.
/(3)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(4)/  Rounds to less than 1%.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                             page 39
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                 iShares Goldman Sachs             iShares Goldman Sachs         iShares MSCI
                                                        Software                     Natural Resources               EAFE
                                                       Index Fund                       Index Fund                Index Fund
                                        ----------------------------------------   ---------------------    -----------------------
                                                                                        Period from               Period from
                                         Six months            Period from           Oct. 22, 2001/(1)/         Aug. 14, 2001/(1)/
                                            ended           Jul. 10, 2001/(1)/               to                        to
                                        Jan. 31, 2002              to                  Jan. 31, 2002             Jan. 31, 2002
                                         (Unaudited)          Jul. 31, 2001             (Unaudited)               (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 48.28              $ 49.12                   $ 94.92                  $ 127.63
                                        --------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)              (0.09)                (0.01)                    0.35                      0.26
   Net realized and unrealized loss          (2.18)                (0.83)                   (2.03)                   (14.59)
                                        --------------------------------------------------------------------------------------
Total from investment operations             (2.27)                (0.84)                   (1.68)                   (14.33)
                                        --------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                        --                    --                    (0.37)                    (0.25)
                                        --------------------------------------------------------------------------------------
Total distributions                             --                    --                    (0.37)                    (0.25)
                                        --------------------------------------------------------------------------------------
Net asset value, end of period             $ 46.01               $ 48.28                  $ 92.87                  $ 113.05
                                        ======================================================================================

Total return (not annualized)                (4.70)%               (1.71)%                  (1.75)%                  (11.23)%
                                        ======================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)        $27,603               $26,556                  $27,861                  $972,259
   Ratio of expenses to average
     net assets/(2)/                           0.50%                 0.50%                    0.50%                     0.35%
   Ratio of net investment income
     (loss) to average net assets/(2)/        (0.44)%                0.50%                    1.42%                     0.46%
   Portfolio turnover rate/(3)/                  8%                    0%/(4)/                  7%                        1%
------------------------------------------------------------------------------------------------------------------------------

/(1)/  Commencement of operations.
/(2)/  Annualized for periods of less than one year.
/(3)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(4)/  Rounds to less than 1%.

See notes to financial statements.

--------------------------------------------------------------------------------

  page 40                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2002, the Trust offered 55 investment portfolios or funds.

    The funds offered by the Trust, along with their respective exchange trading symbols are:



iShares S&P Series
------------------
..     iShares S&P 100 Index Fund (OEF)
..     iShares S&P 500 Index Fund (IVV)
..     iShares S&P 500/BARRA Growth Index Fund (IVW)
..     iShares S&P 500/BARRA Value Index Fund (IVE)
..     iShares S&P MidCap 400 Index Fund (IJH)
..     iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)
..     iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)
..     iShares S&P SmallCap 600 Index Fund (IJR)
..     iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)
..     iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)
..     iShares S&P Global 100 Index Fund (IOO)
..     iShares S&P Global Energy Sector Index Fund (IXC)
..     iShares S&P Global Financials Sector Index Fund (IXG)
..     iShares S&P Global Healthcare Sector Index Fund (IXJ)
..     iShares S&P Global Technology Sector Index Fund (IXN)
..     iShares S&P Global Telecommunications Sector Index Fund (IXP)
..     iShares S&P EUROPE 350 Index Fund (IEV)
..     iShares S&P/TSE 60 Index Fund (IKC)
..     iShares S&P Latin America 40 Index Fund (ILF)
..     iShares S&P/TOPIX 150 Index Fund (ITF)

iShares Nasdaq Series
---------------------
..     iShares Nasdaq Biotechnology Index Fund (IBB)


iShares Dow Jones Series
------------------------
..     iShares Dow Jones U.S. Total Market Index Fund (IYY)
..     iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)
..     iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)
..     iShares Dow Jones U.S. Consumer Non-cyclical Sector Index Fund (IYK)
..     iShares Dow Jones U.S. Energy Sector Index Fund (IYE)
..     iShares Dow Jones U.S. Financial Sector Index Fund (IYF)
..     iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)
..     iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)
..     iShares Dow Jones U.S. Technology Sector Index Fund (IYW)
..     iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)
..     iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)
..     iShares Dow Jones U.S. Chemicals Index Fund (IYD)
..     iShares Dow Jones U.S. Financial Services Index Fund (IYG)
..     iShares Dow Jones U.S. Internet Index Fund (IYV)
..     iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Msci Series
-------------------
..     iShares MSCI EAFE Index Fund (EFA)

iShares Cohen & Steers Series
-----------------------------
..     iShares Cohen & Steers Realty Majors Index Fund (ICF)


iShares Russell Series
----------------------
..     iShares Russell 3000 Index Fund (IWV)
..     iShares Russell 3000 Growth Index Fund (IWZ)
..     iShares Russell 3000 Value Index Fund (IWW)
..     iShares Russell 2000 Index Fund (IWM)
..     iShares Russell 2000 Growth Index Fund (IWO)
..     iShares Russell 2000 Value Index Fund (IWN)
..     iShares Russell 1000 Index Fund (IWB)
..     iShares Russell 1000 Growth Index Fund (IWF)
..     iShares Russell 1000 Value Index Fund (IWD)
..     iShares Russell Midcap Index Fund (IWR)
..     iShares Russell Midcap Growth Index Fund (IWP)
..     iShares Russell Midcap Growth Value Index FUND (IWS)

iShares Goldman Sachs Series
----------------------------
..     iShares Goldman Sachs Technology Index Fund (IGM)
..     iShares Goldman Sachs Networking Index Fund (IGN)
..     iShares Goldman Sachs Semiconductor Index Fund (IGW)
..     iShares Goldman Sachs Software Index Fund (IGV)
..     iShares Goldman Sachs Natural Resources Index Fund (IGE)


    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

    These financial statements relate only to the iShares Goldman Sachs Index Funds and the iShares MSCI EAFE Index Fund (each a "Fund", collectively the "Funds").

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                                page 41
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The iShares MSCI EAFE Index Fund invests in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    FOREIGN CURRENCY TRANSLATION

    The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

    Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

--------------------------------------------------------------------------------
  page 42                                                                iShares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended
January 31, 2002.

    For the period ended July 31, 2001, the iShares Goldman Sachs Technology Index Fund incurred net realized capital losses in the amount of $6,226. As permitted by tax regulations, the Fund has elected to defer these losses and treat it as arising in the year ending July 31, 2002.

    For the six months ended January 31, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year end. The in-kind gains or losses for the six months ended January 31, 2002 are disclosed in the Funds' Statements of Operations.

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at January 31, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:



    ----------------------------------------
                                    Advisory
    iShares Index Fund                   Fee

    ----------------------------------------
    Goldman Sachs Technology            0.50%
    Goldman Sachs Networking            0.50
    Goldman Sachs Semiconductor         0.50
    Goldman Sachs Software              0.50
    Goldman Sachs Natural Resources     0.50
    MSCI EAFE                           0.35
    ----------------------------------------


--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                                page 43
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended January 31, 2002, BGIS did not receive any brokerage commissions from the Funds.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/ feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests its assets in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

    Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended January 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. All transactions were in compliance with the requirements and restrictions set forth by the Rule 17a-7.

    As a result of using an index approach to investing, the iShares MSCI EAFE Index Fund held shares of Barclays PLC, with current market value of $8,785,123, as of January 31, 2002. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

    As of January 31, 2002, certain trustees of the Trust are also employees of BGFA and its affiliates. Certain of the officers of the Trust are also employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended January 31, 2002, were as follows:

    ------------------------------------------------------
    iShares Index Fund               Purchases       Sales
    ------------------------------------------------------
    Goldman Sachs Technology        $3,762,715  $3,896,186
    Goldman Sachs Networking         8,023,328   8,059,227
    Goldman Sachs Semiconductor        167,760     233,355
    Goldman Sachs Software           1,780,831   1,828,580
    Goldman Sachs Natural Resources  2,018,140   2,025,273
    MSCI EAFE                        9,399,932   7,440,372
    ------------------------------------------------------

--------------------------------------------------------------------------------
  page 44                                                               i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    In-kind transactions for the six months ended January 31, 2002 were as follows:

    ------------------------------------------------------------
                                           In-kind       In-kind
    ishares Index Fund                   Purchases         Sales
    ------------------------------------------------------------
    Goldman Sachs Technology        $   69,949,097  $100,549,845
    Goldman Sachs Networking            38,296,694     1,264,640
    Goldman Sachs Semiconductor          3,985,484    12,830,033
    Goldman Sachs Software              26,443,112    22,770,551
    Goldman Sachs Natural
      Resources                         28,998,460            --
    MSCI EAFE                        1,025,216,869            --
    ------------------------------------------------------------

    At January 31, 2002 the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    ------------------------------------------------------------------------------------------
                                               Tax    Unrealized    Unrealized  Net Unrealized
    iShares Index Fund                        Cost  Appreciation  Depreciation    Depreciation
    ------------------------------------------------------------------------------------------
    Goldman Sachs Technology        $   62,297,602  $    670,957  $(14,611,712) $  (13,940,755)
    Goldman Sachs Networking            63,921,191     1,102,008    (6,254,482)     (5,152,474)
    Goldman Sachs Semiconductor         23,295,287     1,165,950    (1,645,657)       (479,707)
    Goldman Sachs Software              31,861,456       817,516    (2,929,339)     (2,111,823)
    Goldman Sachs Natural
      Resources                         29,958,981       962,043    (1,628,588)       (666,545)
    MSCI EAFE                        1,086,478,666    18,382,739   (74,159,395)    (55,776,656)
    ------------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

    At January 31, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                                page 45
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at lease 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

    As of January 31, 2002, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at January 31, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  POSSIBLE CLAIM

    A United States patentholder has notified the Trust that it believes that the manner of the Trust's operation results in the Trust, possibly in conjunction with others, engaging in acts of infringement of such patent and has suggested that the Trust, or one or more of its service providers, enter into a license agreement with it and pay it substantial fees. Payment of such fees by the Trust could materially adversely affect the expense ratios of the Funds. In August 2000, the American Stock Exchange LLC commenced an action seeking a declaratory judgement that its activities with respect to exchange traded funds, including the Trust, do not infringe the patentholder's patents. The patentholder has counterclaimed, alleging that such activities infringe its patent. The Trust is not a party to this action. The Trust believes that it has valid defenses to any potential patent infringement claim by the patentholder.

7.  SHAREHOLDER MEETING RESULTS

    A special meeting of shareholders of the iShares Trust was held on November 15, 2001. At the meeting, the following matter was voted upon and approved by the shareholders. The matter voted upon was a Trust-wide proposal and the voting results are presented below.

    Proposal: To elect the six nominees specified below as Trustees, to hold
    --------
office until their successors are duly elected and qualified.

    ------------------------------------------------------------
    Trustee                            Votes for  Votes Withheld
    ------------------------------------------------------------
    Nathan Most                       99,539,634         163,697
    Richard K. Lyons                  99,539,634         163,697
    George G.C. Parker                99,539,634         163,697
    John B. Carroll                   99,539,634         163,697
    W. Allen Reed                     99,539,634         163,697
    Garrett F. Bouton                 99,539,634         163,697
    ------------------------------------------------------------

    Messrs. Most, Lyons, and Parker previously served as Trustees of the Trust and were reelected. Messrs. Carroll, Reed and Bouton were newly elected.

--------------------------------------------------------------------------------
  page 46                                                               i|Shares

                             45 Fremont Street   www.ishares.com   1-800-iSHARES
i|Shares
  -------------------------
  BARCLAYS GLOBAL INVESTORS  San Francisco, CA                    1-800-474-2737

                             94105




                                    iShares are not sponsored,
                                    endorsed, issued, sold or
iShares are distributed by SEI      promoted by Goldman, Sachs &
Investments Distribution Co.        Co. or Morgan Stanley Capital
Barclays Global Fund Advisors       International Inc. Nor do these
serves as an adviser to iShares     companies make any representation
and is a subsidiary of Barclays     regarding the advisability of
Global Investors, N.A., neither of  investing in iShares.
which is affiliated with SEI.
                                    (C) 2002 Barclays Global Investors.
Investors Bank & Trust Co. serves   All rights reserved, iShares is a    This report is intended for the
as administrator, custodian, secur- registered trademark of Barclays     Funds' sharesholders, it may not be
ties lending agent and transfer     Global Investors, N.A. All other     distributed to prospective           Not FDIC insured
agent for the iShares Goldman       trademarks, servicemarks or regis-   investors unless it is preceded or   Have no bank
Sachs Series and the iShares MSCI   tered trademarks are the property    accompanied by the current           guarantee
Series.                             of their respective owners.          prospectus.                          May lose value
                                                                                                              BGI-F-014-01000 (1/02)
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